As filed with the Securities and Exchange Commission on May 25, 2005
===============================================================================
                                                   1933 Act File No. 333-123262
                                                    1940 Act File No. 811-21727

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

(Check appropriate box or boxes)

[ ]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective Amendment No. 2
[ ]  Post-Effective Amendment No. _

and

[ ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 2

                     First Trust/FIDAC Mortgage Income Fund
          Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

         Eric F. Fess, Esq.                     Leonard B. Mackey, Jr., Esq.
       Chapman and Cutler LLP                      Clifford Chance US LLP
       111 West Monroe Street                       31 West 52nd Street
       Chicago, Illinois 60603                    New York, New York 10019


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

--------------------

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [  ] when declared effective pursuant to section 8(c)

--------------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================


---------------- ------------ ---------------- ----------------- --------------
   Title of                       Proposed         Proposed
  Securities        Amount         Maximum          Maximum         Amount of
    Being           Being      Offering Price      Aggregate      Registration
  Registered      Registered      Per Unit     Offering Price(1)     Fee(2)
---------------- ------------ ---------------- ----------------- --------------
 Common Shares,   5,500,000       $20.00         $110,000,000       $12,947
$0.01 par value
---------------- ------------ ---------------- ----------------- --------------

(1) Estimated solely for the purpose of calculating the registration fee.
(2) $2.35 of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                              SUBJECT TO COMPLETION
                    PRELIMINARY PROSPECTUS DATED MAY 25, 2005


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


PROSPECTUS
----------

                                            SHARES

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND

                                  COMMON SHARES
                                $20.00 PER SHARE

                                ----------------

     The Fund. First Trust/FIDAC Mortgage Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

     Investment Objectives. The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will seek to preserve capital. There can be no assurance that the Fund's investment objectives will be achieved.

     The Fund will pursue its objectives by investing primarily in mortgage-backed securities representing part ownership in a pool of either residential or commercial mortgage loans that, in the opinion of the Fund's sub-adviser, offer an attractive combination of credit quality, yield and maturity. These securities may be issued by government agencies or by private originators or issuers, generally in the form of pass-through certificates, collateralized mortgage obligations, residential mortgage-backed securities or commercial mortgage-backed securities. Collectively, agency mortgage pass-through certificates, agency collateralized mortgage obligations, non-agency residential mortgage-backed securities and non-agency commercial mortgage-backed securities are referred to as "MBS" in this prospectus.

     Under normal market conditions, the Fund will invest at least 80% of its managed assets in MBS. In addition, the Fund may invest up to 20% of its managed assets in U.S. government securities, or cash or other short-term instruments, and may invest up to 10% of its managed assets in other mortgage-related assets that are secured by pools of assets that represent interests in real estate. The Fund will invest all of its managed assets in securities that at the time of investment are investment grade quality and rated within the three highest investment grades by at least one rating agency or are unrated but judged to be of comparable quality by the Fund's sub-adviser.


      No Prior History. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THIS RISK MAY BE GREATER FOR INVESTORS EXPECTING TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD AFTER COMPLETION OF THE PUBLIC OFFERING. The Fund's common shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol "FMY."


     Investment Adviser and Sub-Adviser. First Trust Advisors L.P. ("First Trust Advisors" or the "Adviser") will be the Fund's investment adviser and is responsible for selecting and supervising the Fund's sub-adviser, Fixed Income Discount Advisory Company ("FIDAC" or the "Sub-Adviser"), the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services. The Adviser, in consultation with the Sub-Adviser, is also responsible for determining the Fund's overall investment strategy and overseeing its implementation.
                                              (continued on the following page)

     INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS THAT ARE DESCRIBED IN THE "RISKS" SECTION BEGINNING ON PAGE 22 OF THIS PROSPECTUS.

                                ----------------

                                                        PER SHARE    TOTAL (1)
                                                        ---------    ---------
Public offering price                                     $20.00         $
Sales load                                                  $.90         $
Estimated offering costs (2) (3)                            $.04         $
Proceeds, after expenses, to the Fund                     $19.06         $

                                                      (notes on following page)

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The common shares will be ready for delivery on or about , 2005.


                                        MERRILL LYNCH & CO.

ADVEST, INC.                            ROBERT W. BAIRD & CO.                          FERRIS, BAKER WATTS
                                                                                           INCORPORATED

J.J.B. HILLIARD, W.L. LYONS, INC.    JANNEY MONTGOMERY SCOTT LLC                       RBC CAPITAL MARKETS

STIFEL, NICOLAUS & COMPANY                                                      SUNTRUST ROBINSON HUMPHREY
      INCORPORATED

WEDBUSH MORGAN SECURITIES                                                           WELLS FARGO SECURITIES


               The date of this prospectus is       , 2005.

Front Cover

(continued from previous page)

     First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $17.1 billion in assets which it managed or supervised as of March 31, 2005. FIDAC is a wholly-owned subsidiary of Annaly Mortgage Management, Inc. ("Annaly"), a New York Stock Exchange-listed real estate investment trust. As of March 31, 2005, FIDAC and its parent Annaly collectively had approximately $37.8 billion of gross assets under management. See "Management of the Fund" in this prospectus and "Investment Adviser" and "Sub-Adviser" in the Fund's Statement of Additional Information (the "SAI").

     Leverage. Within approximately two months after the completion of the offering of common shares described in this prospectus, the Fund intends, subject to then favorable market conditions, to utilize leverage primarily through the use of reverse repurchase agreements. The Fund may also utilize leverage through the issuance of preferred shares of beneficial interest ("Preferred Shares"), commercial paper or notes and/or borrowings. The Fund will limit its use of leverage to an aggregate amount of up to 33-1/3% of the Fund's Managed Assets after such issuance and/or borrowings. "Managed Assets" means the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares, if any, and the principal amount of borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any reverse repurchase agreements, other borrowings or of commercial paper or notes issued by the Fund). For purposes of determining Managed Assets, the liquidation preference of the Preferred Shares is not treated as a liability. The use of reverse repurchase agreements and the issuance of other borrowings or Preferred Shares, the repayment of which would be senior to the common shares, will result in the financial leveraging of the common shares. If the Fund decides to offer Preferred Shares or engage in another form of leveraging, the terms of such shares or leveraging and the timing and other terms of their offering or arrangement will be determined by the Fund's board of trustees ("Board of Trustees"). Through leveraging, the Fund will seek to obtain a higher return for the holders of common shares than if the Fund did not use leverage. Leverage is a speculative technique and investors should note that there are special risks and costs associated with the leveraging of the common shares. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See "Borrowings and Preferred Shares--Effects of Leverage," "Risks--Leverage Risk" and "Description of Shares."

     You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares, and retain it for future reference. This prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. The SAI, dated , 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI, the table of contents of which is on page 42 of this prospectus, annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by calling (800) 988-5891, by writing to the Fund or from the Fund's website (http://www.ftportfolios.com). You also may obtain a copy of the SAI (and other information regarding the Fund) from the Securities and Exchange Commission's website (http:// www.sec.gov).

     The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation (the "FDIC"), the Federal Reserve Board or any other government agency.

(notes from previous page)

    (1) The Fund has granted the underwriters an option to purchase up to additional common shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any. If such option is exercised in full, the total price to the public, sales load, estimated offering costs and proceeds, after expenses, to the Fund will be $ , $ , $ and $ , respectively. See "Underwriting."

    (2) Total expenses of the offering of the Fund's common shares paid by the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses described below) are estimated to be $ , which represents .2% (or $.04 per common share) of the Fund's offering price. In addition, the Fund anticipates utilizing leverage through the use of reverse repurchase agreements in the aggregate principal amount of approximately $ million. There are no offering costs associated with the use of reverse repurchase agreements. The Fund's investment adviser, First Trust Advisors, has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of expenses described below) that exceed .2% (or $.04 per common share) of the Fund's offering price. The Fund's sub-adviser, FIDAC, has agreed to reimburse the Fund's investment adviser the lesser of (i) $100,000 or (ii) one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per common share) of the Fund's offering price.

    (3) The Fund has agreed to pay the underwriters $.00667 per common share as a partial reimbursement of expenses incurred in connection with the offering and to pay certain fees to counsel to the underwriters. The Fund's investment adviser (not the Fund) will pay Merrill Lynch, Pierce, Fenner & Smith Incorporated additional compensation. The total amount of the foregoing payments will not exceed 4.5% (or $.90 per common share) of the total price to the public of the common shares sold in this offering, but is in addition to the 4.5% (or $.90 per common share) sales load described in the table. See "Underwriting."

                                TABLE OF CONTENTS

                                                                           PAGE

Prospectus Summary ......................................................    4
Summary of Fund Expenses ................................................   15
The Fund ................................................................   16
Use of Proceeds .........................................................   16
The Fund's Investments ..................................................   16
Borrowings and Preferred Shares .........................................   21
Risks ...................................................................   22
Management of the Fund ..................................................   29
Net Asset Value .........................................................   31
Distributions ...........................................................   32
Dividend Reinvestment Plan ..............................................   32
Description of Shares ...................................................   33
Certain Provisions in the Declaration of Trust ..........................   35
Structure of the Fund; Common Share Repurchases;
   Conversion to Open-End Fund ..........................................   35
Tax Matters .............................................................   37
Underwriting ............................................................   39
Administrator, Custodian and Transfer Agent .............................   41
Legal Opinions ..........................................................   41
Table of Contents for the Statement of Additional Information ...........   42


     YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NEITHER THE FUND NOR THE UNDERWRITERS HAVE AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. NEITHER THE FUND NOR THE UNDERWRITERS ARE MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                               PROSPECTUS SUMMARY

     This is only a summary. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained in this prospectus and in the SAI, especially the information set forth in this prospectus under the heading "Risks."

THE FUND.........................   First Trust/FIDAC Mortgage Income Fund (the
                                    "Fund") is a newly organized, diversified, closed-end management investment company.
                                    See "The Fund."

THE OFFERING.....................   The Fund is offering                 common
                                    shares of beneficial interest at $20.00 per share through a group of underwriters (the
                                    "Underwriters") led by Merrill Lynch,
                                    Pierce, Fenner & Smith Incorporated
                                    ("Merrill Lynch"). The common shares of
                                    beneficial interest are called "Common
                                    Shares" in this prospectus. You must
                                    purchase at least 100 Common Shares in this offering. The Fund has given the Underwriters an option to purchase up to additional Common Shares to cover orders in excess of Common Shares. The Adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price.
                                    The Sub-Adviser has agreed to reimburse the Adviser the lesser of (i) $100,000 or (ii) one-half of such organizational expenses and offering costs of the Fund that exceed .2%
                                    (or $.04 per Common Share) of the Fund's offering price.


LISTING..........................   The Fund's Common Shares have been approved
                                    for listing on the New York Stock Exchange
                                    ("NYSE"), subject to notice of issuance, under the symbol "FMY."


INVESTMENT OBJECTIVES

AND POLICIES.....................   The Fund's primary investment objective is
                                    to seek a high level of current income. As a secondary objective, the Fund will seek to preserve capital. There can be no assurance that the Fund's investment objectives will be achieved.

                                    The Fund will pursue its objectives by
                                    investing primarily in MBS that, in the
                                    opinion of the Fund's Sub-Adviser, offer an attractive combination of credit quality, yield and maturity. The Fund's investment securities will include:

                                       o   mortgage pass-through certificates
                                           issued or guaranteed by the
                                           Government National Mortgage
                                           Association ("GNMA"), the Federal
                                           National Mortgage Association
                                           ("FNMA") and/or the Federal Home Loan
                                           Mortgage Corporation ("FHLMC")
                                           (collectively, "Agency Mortgage
                                           Pass-through Certificates");

                                       o   collateralized mortgage obligations
                                           issued by GNMA, FNMA or FHLMC
                                           ("Agency CMOs" and, collectively with
                                           Agency Mortgage Pass-through
                                           Certificates, "Agency MBS");

                                       o   debt obligations issued by private
                                           originators or issuers backed by
                                           residential mortgage loans
                                           ("Non-Agency RMBS");

                                       o   multi-class debt or pass-through or
                                           pay-through securities backed by a
                                           mortgage loan or pool of mortgage
                                           loans on commercial real estate
                                           ("CMBS");

                                       o   real estate-related assets
                                           collateralized by pools of assets
                                           such as home equity loans and lines
                                           of credit ("Other MBS"); and

                                       o   U.S. government securities, or cash
                                           or other short-term instruments.

                                    Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in MBS. In addition, the Fund may invest up to 20% of its Managed Assets in U.S. government securities, or cash or other short-term instruments, and may invest up to 10% of its Managed Assets in Other MBS. Under normal market conditions, the Fund will be fully invested in MBS and Other MBS.

                                    The Fund will invest all of its Managed
                                    Assets in securities that at the time of investment are investment grade quality. The Fund will only invest in securities which are:

                                       o   issued or guaranteed by the U.S.
                                           government or any agency or
                                           instrumentality thereof;

                                       o   rated within the three highest
                                           investment grades by at least one
                                           rating agency (A/A2 or better by
                                           Moody's Investors Service, Inc.
                                           ("Moody's"), Standard & Poor's
                                           Ratings Group, a division of The
                                           McGraw-Hill Companies, Inc. ("S&P")
                                           or Fitch Ratings, Inc. ("Fitch")); or

                                       o   unrated but judged to be of
                                           comparable quality by the
                                           Sub-Adviser.

                                    The MBS in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund will not invest in corporate bonds, other than those primarily secured by interests in real estate.

                                    The Fund will attempt to reduce portfolio prepayment risk by investing in MBS, such as certain Non-Agency RMBS, whose returns may be enhanced by faster prepayments, and also by investing in MBS, such as certain Agency MBS, whose returns may be enhanced by slower prepayments. The Fund may invest a portion of its Managed Assets in subordinated classes of MBS, including Non-Agency RMBS and CMBS.

                                    Percentage limitations described in this prospectus are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market value fluctuations of the Fund's portfolio.

                                    While the majority of the Fund's investments are expected initially to consist of fixed-rate investment securities, the Fund may also invest in adjustable-rate MBS. In selecting MBS and Other MBS, the Sub-Adviser will consider the liquidity of the market for the different MBS. Unlike most fixed-income products, MBS are sold and traded based on the anticipated average life of the security rather than the stated maturity. The average life of a mortgage is the average number of years that each dollar of unpaid principal due on the security remains outstanding. If prepayment rates are faster than expected (typical in declining interest rate environments), the average life of the security will be shorter than the original estimate. If prepayment rates are slower (typical in rising interest rate environments), the security's average life will be extended. The Sub-Adviser will manage the Fund's portfolio's prepayment characteristics to take advantage of observed interest rate trends. In a rising interest rate environment, it is expected that the Fund would purchase securities that will benefit from a slowdown in mortgage prepayment rates. Conversely, in a falling interest rate environment, it is anticipated that the Fund would add securities to the portfolio that would benefit from increasing prepayment rates.

                                    The Fund's investment objectives are
                                    considered fundamental and may not be
                                    changed without shareholder approval. The remainder of the Fund's investment policies (other than its investment restrictions which are described in the SAI), including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund will provide investors with at least 60 days' prior notice of any change in the Fund's investment strategy. There can be no assurance that the Fund's investment objectives will be achieved. See "The Fund's Investments" and "Risks" in this prospectus and "Investment Policies and Techniques" and "Additional Information About the Fund's Investments and Investment Risks" in the SAI.

INVESTMENT ADVISER
AND SUB-ADVISER..................   First Trust Advisors L.P. will be the Fund's
                                    investment adviser and will be responsible for supervising the Fund's Sub-Adviser, monitoring the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services. The
                                    Adviser, in consultation with the
                                    Sub-Adviser, is also responsible for
                                    determining the Fund's overall investment strategy and overseeing its implementation.
                                    Fixed Income Discount Advisory Company will be the Fund's Sub-Adviser.

                                    First Trust Advisors, a registered
                                    investment adviser, is an Illinois limited partnership formed in 1991. It serves as investment adviser or portfolio supervisor to investment portfolios with approximately $17.1 billion in assets which it managed or supervised as of March 31, 2005. See the SAI under "Adviser."

                                    FIDAC, a registered investment adviser, is a wholly-owned subsidiary of Annaly Mortgage Management, Inc., a New York Stock Exchange-listed real estate investment trust. As of March 31, 2005, FIDAC and its parent Annaly collectively had approximately $37.8 billion of gross assets under management. See the SAI under "Sub-Adviser."

STRATEGIC TRANSACTIONS...........   The Fund may, but is not required to, use
                                    various strategic transactions (1) to seek to reduce interest rate risks arising from any use of financial leverage, (2) to facilitate portfolio management and (3) to mitigate risks, including interest rate and credit risks. The Fund may purchase and sell derivative investments such as exchange-listed and over-the-counter put and call options on securities, fixed-income and interest rate indices and other financial instruments, purchase and sell financial futures contracts and options thereon and enter into various interest rate transactions such as swaps, caps, floors or collars or credit transactions, total rate of return swap transactions and credit derivative instruments. The Fund also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Fund generally seeks to use these instruments and transactions as portfolio management or hedging techniques to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund or establish positions in the derivatives markets as a substitute for purchasing or selling particular securities.

BORROWINGS AND
PREFERRED SHARES.................   The Fund intends to leverage its assets
                                    through the use of reverse repurchase
                                    agreements and, to a lesser extent, through the issuance of Preferred Shares, commercial paper or notes and/or borrowings (each a "Leverage Instrument" and collectively, the
                                    "Leverage Instruments") in an aggregate
                                    amount of up to 33-1/3% of the Fund's
                                    Managed Assets after such issuance and/or borrowing. The Fund intends to utilize leverage primarily through the use of reverse repurchase agreements. Leverage creates a greater risk of loss, as well as potential for more gain, for the Common
                                    Shares than if leverage is not used. The
                                    Fund's leveraging strategy may not be
                                    successful. See "Risks--Leverage Risk."
                                    Subject to market conditions, approximately two months after completion of this offering the Fund intends to establish a leverage program. Investors should understand that
                                    Leverage Instruments will have seniority over the Common Shares. The use of Leverage
                                    Instruments will leverage your investment in the Common Shares. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral.
                                    While used as collateral, the assets
                                    continue to pay principal and interest which are for the benefit of the Fund. The Fund may also issue commercial paper or notes or obtain other loans from banks and other financial institutions. If the Fund uses
                                    Leverage Instruments, associated costs will be borne immediately by holders of Common
                                    Shares ("Common Shareholders") and result in a reduction of the net asset value ("NAV") of the Common Shares.

                                    Preferred Shares, if issued, will pay
                                    dividends based on short-term rates, which will be reset frequently. Borrowings may be at a fixed or floating rate and generally will be based upon short-term rates. So long as the rate of return, net of applicable Fund expenses, on the Fund's portfolio investments purchased with leverage exceeds the then current interest rate or dividend rate on the Leverage Instruments, the Fund will generate more return or income than will be needed to pay such dividends or interest payments. In this event, the excess will be available to pay higher dividends to

                                    Common Shareholders. When leverage is
                                    employed, the NAV and market prices of the Common Shares and the yield to Common Shareholders will be more volatile.

DISTRIBUTIONS....................   The Fund's present distribution policy,
                                    which may be changed at any time by the
                                    Fund's Board of Trustees, is to distribute monthly all or a portion of its net investment income to Common Shareholders
                                    (after the payment of interest and/or
                                    dividends in connection with leverage). In addition, the Fund intends to distribute any net long-term capital gains to Common
                                    Shareholders as long-term capital gain
                                    dividends at least annually. Unless an
                                    election is made to receive dividends in cash, Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares through the Fund's Dividend Reinvestment Plan. See
                                    "Dividend Reinvestment Plan."

                                    If the Fund realizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and the Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid to each class of shares for the year in which the income is realized. See "Distributions" and "Borrowings and Preferred Shares."

ADMINISTRATOR,
CUSTODIAN AND
TRANSFER AGENT...................   The Fund has retained PFPC Trust Company as
                                    custodian, and PFPC Inc. as administrator, Fund accountant and transfer agent for the Fund. The Adviser and the Board of Trustees will be responsible for monitoring the activities of the custodian, administrator,
                                    Fund accountant and transfer agent. See
                                    "Administrator, Custodian and Transfer
                                    Agent."

CLOSED-END STRUCTURE.............   Closed-end funds differ from open-end
                                    management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

                                    Shares of closed-end funds listed for
                                    trading on a securities exchange frequently trade at a discount from NAV. The market price of such shares may be affected by NAV, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the shares, stability of dividends or distributions, trading volume of the shares, general market and economic conditions and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to, NAV.

                                    The Board of Trustees has reviewed the
                                    structure of the Fund in light of its
                                    investment objectives and policies and
                                    believes that the closed-end fund structure is appropriate. As described in this prospectus, however, the Board of Trustees may review periodically the trading range and activity of the Common Shares with respect to its NAV and the Board of Trustees may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV per Common Share. Investors should assume that it is highly unlikely that the Board of Trustees would vote to convert the Fund to an open- end management investment company. See "Structure of the Fund; Common Share Repurchases; Conversion to Open-End Fund."

TAX MATTERS......................   Distributions with respect to the Common
                                    Shares will constitute dividends to the
                                    extent of the Fund's current and accumulated earnings and profits, as calculated for U.S.

                                    federal income tax purposes. Such dividends generally will be taxable as ordinary income to Common Shareholders. Distributions of net capital gain that are designated by the Fund as capital gain dividends will be treated as long-term capital gains in the hands of Common Shareholders receiving such distributions. In addition, distributions generally will not constitute "qualified dividends" for U.S. federal income tax purposes and thus will not be eligible for the new lower tax rates on qualified dividends. See "Tax Matters."

SPECIAL RISK
CONSIDERATIONS...................   Risk is inherent in all investing. The
                                    following discussion summarizes the
                                    principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Risks."

                                    No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

                                    Investment and Market Risk. An investment in
                                    Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

                                    Management Risk. The Fund is subject to
                                    management risk because it is an actively managed portfolio. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                                    Credit Risk. Credit risk is the risk that one or more securities in the Fund's portfolio will (1) decline in price due to deterioration of the issuer's or underlying pool's financial condition or other events or (2) fail to pay interest or principal when due. Although the Fund will invest all of its Managed Assets in investment grade securities, or if unrated, judged to be of comparable quality by the Sub-Adviser, no assurance can be given that the value of the securities will not decline.

                                    The Fund may invest a portion of its Managed
                                    Assets in subordinated classes of MBS,
                                    including Non-Agency RMBS and CMBS. Such subordinated classes are subject to a greater degree of non-payment risk than are senior classes of the same issuer or agency. In addition, under certain market conditions, the market for subordinated classes of MBS may not be as liquid as the market for other fixed-income securities.

                                    Prepayment Risk. MBS are backed by pools of mortgage loans. The Fund will receive payments from the payments that are made on these underlying mortgage loans. If borrowers prepay their mortgage loans at rates that are faster than expected, this results in prepayments that are faster than expected on the MBS. These faster than expected prepayments may adversely affect the Fund's profitability, particularly if the Fund is forced to invest prepayments it receives in lower yielding securities.

                                    Prepayment rates generally increase when interest rates fall and decrease when interest rates rise, but changes in prepayment rates are difficult to predict. Prepayment rates also may be affected by conditions in the housing and financial markets, general economic conditions and the relative interest rates on fixed-rate and adjustable-rate mortgage loans.

                                    The Fund may also invest in MBS which are interest-only ("IO") securities and principal-only ("PO") securities. An IO security receives some or all of the interest portion of the underlying collateral and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due. IOs are sold at a deep discount to their notional principal amount. A PO security does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO security will rise and the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO security will fall and the value of an IO security will rise.

                                    The Fund may also acquire MBS that are less affected by prepayments. For example, CMOs divide a pool of mortgage loans into multiple tranches that allow for shifting of prepayment risks from slower-paying tranches to faster-paying tranches. This is in contrast to pass-through or pay-through MBS, where all investors share equally in all payments, including all prepayments. While the Fund will seek to minimize prepayment risk to the extent practical, the Fund must balance prepayment risk against other risks and the potential returns of each investment in selecting investments. No strategy can completely insulate the Fund from prepayment risk.

                                    Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall returns.

                                    Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Under current market conditions, the Fund will primarily invest in securities that pay a fixed rate of return, therefore, the NAV and market price of the Common Shares will tend to decline if the market interest rates applicable to such investments were to rise. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below market yield, increase the security's duration and reduce the value of the security. Investments in debt securities with long- term maturities may experience significant price declines if long-term interest rates increase. Market interest rates in the United States currently are near historically low levels. In addition, the Fund may purchase MBS that have a higher interest rate than the market interest rate at the time. In exchange for this higher interest rate, the Fund will be required to pay a premium over the market value to acquire the security.

                                    An increase in the interest payments on the Fund's borrowings or dividends on Preferred Shares relative to the interest it earns on its investment securities may adversely affect the Fund's profitability. The Fund earns money based upon the spread between the interest payments it earns on its investment securities and the interest payments it must make on its borrowings or dividend payments it must make on its Preferred Shares.

                                    The Fund relies primarily on short-term
                                    borrowings to acquire investment securities with long-term maturities. Accordingly, if short-term interest rates increase, this may adversely affect its profitability. Some of the investment securities the Fund may acquire are adjustable-rate securities. This means that their interest rates may vary over time based upon changes in an objective index, such as:

                                       o   LIBOR. The interest rate that banks
                                           in London offer for deposits in
                                           London of U.S. dollars.

                                       o   Treasury Rate. A monthly or weekly
                                           average yield of benchmark U.S.
                                           Treasury securities, as published by
                                           the Federal Reserve Board.

                                       o   CD Rate. The weekly average of
                                           secondary market interest rates on
                                           six-month negotiable certificates of
                                           deposit, as published by the Federal
                                           Reserve Board.

                                    These indices generally reflect short-term interest rates.

                                    The interest rates on the Fund's borrowings and dividend rates on its Preferred Shares similarly vary with changes in an objective index. Nevertheless, the interest rates on the Fund's borrowings and dividend rates on its Preferred Shares generally adjust more frequently than the interest rates on its adjustable-rate investment securities. In a period of rising interest rates, the Fund could experience a decrease in net income or a net loss because the interest rates on its borrowings and dividend rates on its Preferred Shares adjust faster than the interest rates on its adjustable-rate investment securities.

                                    In a period of rising interest rates, the Fund's interest and dividend payments could increase while the interest it earns on its fixed-rate MBS would not change. This would adversely affect the Fund's profitability.

                                    While the majority of the Fund's investments are expected initially to consist of fixed-rate investment securities, the Fund may also invest in adjustable-rate MBS. The Fund may acquire adjustable-rate investment securities, which typically are subject to periodic and lifetime interest rate caps. Periodic interest rate caps limit the amount an interest rate can increase during any given period. Lifetime interest rate caps limit the amount an interest rate can increase through maturity of an investment security. The Fund's borrowings and Preferred Shares are not subject to similar restrictions. Accordingly, in a period of rapidly increasing interest rates, the Fund could experience a decrease in net income or experience a net loss because the interest rates on its borrowings could increase without limitation while the interest rates on its adjustable- rate investment securities would be limited by caps. The Fund may also invest in MBS whose interest rates move in a direction opposite to the changes in the designated index.

                                    Floating Rate CMOs/Inverse Floating Rate
                                    CMOs Risk. The Fund may invest in tranches of CMOs which have coupon rates which reset periodically at a specified increment over an index, such as LIBOR (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. In a falling interest rate environment, coupon rates on floating rate CMOs will generally fall, adversely affecting the amount of income received by the Fund as well as the value of the security. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage situation. Inverse floating rate CMOs based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin.

                                    Bond Market Risk. The yield spreads of the Fund's portfolio securities, or yield differentials between the Fund's portfolio securities and Treasury securities with comparable maturities, may widen, causing the value of the Fund's portfolio securities to underperform Treasury securities. The amount of public information available about the MBS and Other MBS in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical capabilities of the Sub-Adviser than if the Fund were a stock fund or a corporate bond fund.

                                    Economic Sector Risk. Under normal market conditions, the Fund will be fully invested in Agency MBS, Non-Agency RMBS, CMBS or Other MBS. This may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate, and increase the potential for fluctuation in the net asset value of the Fund's Common Shares.

                                    Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's use of financial leverage would likely increase, which would tend to further reduce returns to Common Shareholders.

                                    U.S. Government Securities Risk. U.S.
                                    government securities generally do not
                                    involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

                                    Government Agency Risk. Uncertainties
                                    regarding the accounting policies of certain government agencies, including FNMA and FHLMC, and possible changes in regulatory oversight and accounting policies of these agencies may adversely affect the credit quality, availability or investment character of the securities issued by these agencies. To the extent that legislation or federal regulators that regulate certain government agencies impose additional requirements or restrictions with respect to the ability of such institutions to issue securities, particularly in connection with highly leveraged transactions, the availability of government agency securities for investment may be adversely affected. Further, such legislation or regulation could depress the market value of government agency securities.

                                    Asset-Backed Securities Risk. Payment of interest and repayment of principal on asset- backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables or the entities providing the credit enhancement. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return.

                                    Market Discount From Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund's NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period following completion of this offering. The NAV of the Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as NAV, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Shares, stability of dividends or distributions, trading volume of the Common Shares, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

                                    Leverage Risk. The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its Managed Assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may also issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from Leverage Instruments). However, the Fund intends, under normal circumstances, to utilize leverage in an amount up to 33-1/3% of the Fund's Managed Assets. The Fund intends to leverage its assets through the use of reverse repurchase agreements. Reverse repurchase agreements and the issuance of Preferred Shares, commercial paper or notes or incurring other indebtedness is referred to in this prospectus collectively as "leverage." The Fund may use leverage for investment purposes, to finance the repurchase of its Common Shares and to meet cash requirements. Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds does not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. Reverse repurchase agreements are also subject to the risks that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase, and that the securities may not be returned to the Fund. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

                                       o   the likelihood of greater volatility
                                           of NAV and market price of the Common
                                           Shares than a comparable portfolio
                                           without leverage;

                                       o   the risk that fluctuations in
                                           interest rates on repurchase
                                           agreements, borrowings and short-term
                                           debt or in the dividend rates on any
                                           Preferred Shares that the Fund may
                                           pay will reduce the return to the
                                           Common Shareholders or will result in
                                           fluctuations in the dividends paid on
                                           the Common Shares;

                                       o   the effect of leverage in a declining
                                           market, which is likely to cause a
                                           greater decline in the NAV of the
                                           Common Shares than if the Fund were
                                           not leveraged, which may result in a
                                           greater decline in the market price
                                           of the Common Shares; and

                                       o   when the Fund uses leverage, the
                                           investment advisory fee payable to
                                           the Adviser (and by the Adviser to
                                           the Sub-Adviser) will be higher than
                                           if the Fund did not use leverage.

                                    The Sub-Adviser, in its judgment,
                                    nevertheless may determine to continue to use leverage if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

                                    Interest Rate Transactions Risk. In order to reduce the variability of leverage borrowing costs from short-term reverse repurchase agreements, the Fund may enter into interest rate swaps with the effect of fixing net borrowing costs for longer periods of time.

                                    The value of the Fund's interest rate swaps could increase or decrease, with a corresponding impact on the NAV of the Fund. To the extent there is a decline in interest rates, the value of the interest rate swap could decrease, and could result in a decrease in the Fund's NAV. In addition, if the counterparty to an interest rate swap defaults, the Fund would be obligated to make the payments that it had intended to avoid. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap, which in turn would depend on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, a default could adversely affect the NAV of the Common Shares.

                                    Derivatives Risk. The Fund's Strategic
                                    Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, the possible default of the other party to the transaction or illiquidity of the derivative investments. Furthermore, the ability to successfully use hedging and interest rate transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivatives for hedging and interest rate management purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. See "Risks--Derivatives Risk."

                                    Illiquid/Restricted Securities Risk. The
                                    Fund may invest up to 10% of its Managed
                                    Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in restricted securities. However, restricted securities determined by the Sub-Adviser to be illiquid are subject to the limitations set forth above. The Sub-Adviser, under the supervision of the Board of Trustees, will determine whether restricted securities are illiquid (that is, not readily marketable) and thus subject to the Fund's limit of investing no more than 10% of its Managed Assets in illiquid securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value and the Sub-Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, therefore enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

                                    Portfolio Turnover Risk. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the Fund's recognition of gains that will be taxable as ordinary income to the Fund. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend for U.S. federal income tax purposes to the Fund's Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "The Fund's Investments-- Investment Practices--Portfolio Turnover" and "Tax Matters."

                                    Market Disruption Risk. The terrorist
                                    attacks in the United States on September
                                    11, 2001 had a disruptive effect on the
                                    securities markets. The ongoing U.S.
                                    military and related action in Iraq and
                                    events in the Middle East, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. The Fund cannot predict the effects of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

                                    Certain Affiliations. Certain broker-dealers may be considered to be affiliated persons of the Fund or First Trust Advisors. Absent an exemption from the Securities and Exchange Commission or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to utilize affiliated brokers for agency transactions is subject to restrictions. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities. In addition, until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

                                    Anti-Takeover Provisions. The Fund's
                                    Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust" and "Risks--Anti-Takeover Provisions."

                                    Secondary Market for the Fund's Shares. The issuance of Common Shares through the Fund's Dividend Reinvestment Plan may have an adverse effect on the secondary market for the Fund's Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's Dividend Reinvestment Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the Fund's Dividend Reinvestment Plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

                            SUMMARY OF FUND EXPENSES

     The following table assumes the use of leverage in the form of reverse repurchase agreements in an amount equal to 33-1/3% of the Fund's Managed Assets (after their utilization), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The "Other expenses" shown in the table and related footnotes are based on estimated amounts.

SHAREHOLDER TRANSACTION EXPENSES
  Sales load paid by you (as a percentage of offering price) ...............................................................4.50%
  Offering expenses borne by the Fund (as a percentage of offering price)................................................... .20%(1)
  Offering expenses of reverse repurchase agreements expected to be borne by the Fund (as a percentage of offering price)... None*
  Dividend Reinvestment Plan fees........................................................................................... None(2)

                                                                                               PERCENTAGE OF NET ASSETS
                                                                                             ATTRIBUTABLE TO COMMON SHARES
                                                                                              (ASSUMES REVERSE REPURCHASE
                                                                                                AGREEMENTS ARE USED)(3)
ANNUAL EXPENSES
     Management fees(4)(6)................................................................................   1.49%
     Interest payments on borrowed funds..................................................................   1.50%
     Other expenses.......................................................................................    .46%(5)
                                                                                                             -----
          Total annual expenses...........................................................................   3.45%
                                                                                                             =====

     * Assuming the Fund utilizes leverage in the form of reverse repurchase agreements, there are no offering expenses associated with the use of reverse repurchase agreements.

     (1) The Adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser the lesser of (i) $100,000 or (ii) one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price.

     (2) You will pay brokerage charges if you direct PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), to sell your Common Shares held in a dividend reinvestment account.

     (3) The table presented below in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to Common Shares. Unlike the table above, this table assumes that no reverse repurchase agreements and no other leverage are used. This will be the case, for instance, prior to the Fund's expected use of reverse repurchase agreements or the use of other Leverage Instruments. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:


                                                PERCENTAGE OF NET ASSETS ATTRIBUTABLE
                                                     TO COMMON SHARES (ASSUMES NO
                                                REVERSE REPURCHASE AGREEMENTS OR OTHER
                                                   LEVERAGE INSTRUMENTS ARE USED)
         ANNUAL EXPENSES
             Management fees (4)(6)........................... 1.00%
             Other expenses...................................  .40%
                                                               -----
                 Total annual expenses........................ 1.40%
                                                               =====

     (4) Represents the aggregate fee payable to the Adviser (and by the Adviser to the Sub-Adviser).

     (5) If the Fund uses Leverage Instruments in the form of reverse repurchase agreements, there are no offering expenses associated with their use. Although the Fund has no current intention to do so, if the Fund elects to use other forms of Leverage Instruments, there may be offering expenses associated with such issuance and/or borrowings, which expenses would be borne immediately by the Common Shareholders and result in a reduction of the NAV of the Common Shares.


     (6) For a period of time following the commencement of the Fund's operations, the Adviser may, but is not obligated to, reduce its annual management fee in order to decrease the Fund's expenses and increase the Fund's distributions. To the extent this occurs, the Sub-Adviser has agreed to bear a portion of this reduction.




     The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The expenses shown in the table under "Other expenses" and "Total annual expenses" are based on estimated amounts for the Fund's first full year of operations and assume that the Fund issues approximately 5,000,000 Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase. See "Management of the Fund" and "Dividend Reinvestment Plan."


     The following example illustrates the expenses (including the sales load of $45 and estimated offering expenses of this offering of $2) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of 3.45% of net assets attributable to Common Shares and (2) a 5% annual return*:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         ------            -------          -------           --------
         $80               $143             $218              $402

     * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The example assumes that the estimated "Other expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. In the event that the Fund does not utilize any leverage, an investor would pay the following expenses based on the assumptions in the example: one year, $61; three years, $89; five years, $120; and ten years, $207.

                                    THE FUND

     The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized on February 22, 2005 as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration of Trust"). As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 241-4141. Investment in the Fund involves certain risks and special considerations, including risks associated with the Fund's use of leverage. See "Risks."


                                 USE OF PROCEEDS

     The net proceeds of the offering of Common Shares will be approximately $ ($ if the Underwriters exercise the overallotment option in full) after payment of the estimated offering costs. The Adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser for the lesser of (i) $100,000 or (ii) of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objectives and policies as stated below. The Fund expects it will be able to invest substantially all of the net proceeds in securities that meet the Fund's investment objectives and policies within two months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.


                             THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVES AND POLICIES

     The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will seek to preserve capital. The Fund will pursue its objectives by investing primarily in MBS that, in the opinion of the Fund's Sub- Adviser, offer an attractive combination of credit quality, yield and maturity. There can be no assurance that the Fund's investment objectives will be achieved.

     The Fund's investment objectives and the investment restrictions listed in the SAI are considered fundamental and may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and the holders of the outstanding Preferred Shares voting as a single class. The remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval, provided that shareholders receive at least 60 days' prior written notice of any change. As defined in the 1940 Act, when used with respect to particular shares of the Fund, a "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

INVESTMENT PHILOSOPHY AND PROCESS

     Under normal market conditions, the Fund will invest substantially all of its Managed Assets in a diversified portfolio of MBS. The Fund will acquire investment securities that the Sub-Adviser has the necessary expertise to evaluate and manage. For example, each individual MBS has a unique cash flow that can change in different interest rate environments. The Sub-Adviser believes that future interest rates and mortgage prepayment rates are very difficult to predict. Therefore, the Sub-Adviser will seek to minimize prepayment risk by structuring a diversified portfolio with a variety of prepayment characteristics and through other means which it believes will provide acceptable returns over a broad range of interest rate and prepayment scenarios.

     Unlike most fixed-income products, MBS are sold and traded based on the anticipated average life of the security rather than the stated maturity. The average life is the average number of years that each dollar of unpaid principal due on the security remains outstanding. If prepayment rates are faster than expected (typical in declining rate environments), the average life of the security will be shorter than the original estimate. If prepayment rates are slower (typical in rising rate environments), the security's average life will be extended. The total return of a MBS is highly dependent on the underlying cash flows which determine the average life. Constructing a diversified MBS portfolio means exposure to securities that can benefit from both increasing and declining prepayment environments.

     In constructing a diversified MBS portfolio, the Sub-Adviser utilizes a disciplined investment process that identifies assets that it expects will provide income in a wide range of interest rate environments. The investment process is designed to consistently evaluate five sources of portfolio performance: yield curve, duration, prepayment performance, credit and leverage.

     The Sub-Adviser's research process is internally driven and is predominantly top down in nature. The Sub-Adviser analyzes the fixed-income market from the perspectives of (1) long-term structural trends, (2) medium-term bond market valuations and (3) short-term tactical views.

     Generally, the Sub-Adviser views long-term structural trends as being driven by an understanding of demographics, political systems/cycles, fiscal sustainability, international trade, capital market structures, global growth rates and regulatory regimes. The Sub-Adviser believes these factors influence the demand/supply for capital, and therefore have a structural impact on long-term yield patterns. Opportunities are identified by comparative sector analysis, determining which sectors are likely to benefit or suffer as economic and political cycles change.

     The Sub-Adviser examines medium-term bond market valuations in order to judge whether they are consistent with economic and political environments, and how they are likely to change in the context of the Sub-Adviser's forecasts over a three to 12 month period. This analysis determines the overall composition of the Fund's portfolio.

     The Sub-Adviser determines tactical views through continuous monitoring of market developments. Relative value, cash flow analysis, market positioning intelligence and portfolio flow data are used to determine the timing, implementation and scale of positions suggested by the Sub-Adviser's strategic views.

     Underlying the investment process is consistent risk management and stress testing of the portfolio using risk modeling and attribution techniques. Quantitative techniques are used to identify and test market observations and are a tool to assist in portfolio construction.

     The Sub-Adviser's investment team follows a disciplined investment process that applies daily information flow into portfolio construction, liability management and risk management. The process is designed to highlight investment opportunities that provide current income and capital protection across the MBS market, and the underlying philosophy is to invest in a "balanced portfolio" that provides income in a wide range of market environments.

     Mortgage cash flow characteristics can vary greatly between different securities. The building block for an investment decision is to gauge prepayment exposure by examining such underlying loan characteristics as geographic information, servicer information, FICO credit scores (developed by Fair Isaac & Co.), loan balance and prepayment penalties.

     Although analysis focuses on portfolio cash flow, there are other factors (such as interest rates, swap spreads, currency moves and risk appetite indicators) that will also contribute to performance irrespective of underlying yield performance. The portfolio is constructed to reflect the Sub-Adviser's investment team's views, and in a manner to optimize returns according to market conditions. Each investment idea is monitored on a daily basis using risk modeling and attribution techniques to determine that the risk/reward ratio is acceptable.

PORTFOLIO COMPOSITION

     The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI.

     Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in MBS. In addition, the Fund may invest up to 20% of its Managed Assets in U.S. government securities, or cash or other short-term instruments and may invest up to 10% of its Managed Assets in Other MBS. Under normal market conditions, the Fund will be fully invested in MBS and Other MBS.

     The Fund will invest all of its Managed Assets in securities that at the time of investment are investment grade quality. The Fund will only invest in securities which are:

     o issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

     o rated within the three highest investment grades by at least one rating agency (A/A2 or better by Moody's, S&P or Fitch) or;

     o   unrated but judged to be of comparable quality by the Sub-Adviser.

     The MBS in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund will not invest in corporate bonds, other than those primarily secured by interests in real estate.

     The Fund will attempt to reduce portfolio prepayment risk by investing in MBS, such as certain Non-Agency RMBS, whose returns may be enhanced by faster prepayments, and also by investing in MBS, such as certain Agency MBS, whose returns may be enhanced by slower prepayments. The Fund may invest a portion of its Managed Assets in subordinated classes of MBS, including Non-Agency RMBS and CMBS.

     MBS Expected Average Maturity and Stated Final Maturity. The stated final maturity of MBS or Other MBS often corresponds to the last scheduled payment of the longest maturity individual loan in the underlying pool of assets. The expected average maturity of MBS or Other MBS, often referred to as "weighted average life," depends upon the expected timing of all the return of principal from the security, which in turn depends upon assumptions regarding the expected cash flow from the underlying pool, including scheduled principal, prepayments and other factors that may affect cash flow.

     The discussion below describes the principal categories of securities in which the Fund intends to invest.

     Agency MBS. Agency MBS are securities that represent participations in, are secured by or payable from, mortgage loans secured by real residential property. Agency MBS include the following:

     o AGENCY MORTGAGE PASS-THROUGH CERTIFICATES. The agency mortgage pass-through certificates in which the Fund will invest include those issued or guaranteed by GNMA, FNMA and/or FHLMC.

         These mortgage pass-through certificates provide for the pass-through to investors of their pro rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying loans. GNMA, FNMA and FHLMC guarantee timely distributions of interest and principal to shareholders.

         GNMA is a wholly-owned corporate instrumentality of the U.S. Department of Housing and Urban Development. The full faith and credit of the U.S. government is pledged to payment of all amounts that may be required to be paid under GNMA's guaranty. FNMA and FHLMC are federally chartered and privately owned corporations created pursuant to the Federal National Mortgage Association Charter Act of 1938 and the Emergency Home Finance Act of 1970, respectively. The obligations of FNMA and FHLMC are obligations solely of those respective corporations, and are not backed by the full faith and credit of the U.S. government.

     o AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS. Agency CMOs are debt obligations issued by GNMA, FNMA or FHLMC. CMOs are backed by mortgage pass-through certificates (discussed above) and are evidenced by a series of bonds or certificates issued in multiple "classes." The principal and interest on the underlying mortgage assets may be allocated among the several classes of a series of CMOs in many ways.

         In a CMO, a series of bonds or certificates are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several tranches of a series of a CMO in many ways. As a result of this allocation process, certain tranches of a CMO may have more predictable cash flows, while the cash flows of other tranches may be less predictable. CMO tranches with less predictable cash flows will generally exhibit more volatile market prices and yields. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as LIBOR (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable interest rate such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage situation. Inverse floating rate CMOs based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin.

         Agency CMOs issued after 1991 have generally elected to be treated, for federal income tax purposes, as a Real Estate Mortgage Investment Conduit (a "REMIC"). A Non-Agency issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

     o STRIPPED MORTGAGE-BACKED SECURITIES. The Fund also may invest in stripped mortgage-backed securities ("Stripped Mortgage-Backed Securities"). Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of securities, known as an interest-only or IO security, and all of the principal is distributed to holders of another type of security known as a principal-only or PO security. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

     Non-Agency RMBS. Non-Agency RMBS are debt obligations issued by private originators or issuers in residential mortgage loans. Non-Agency RMBS generally are issued as CMOs, and are backed by pools of whole mortgage loans or by mortgage pass- through certificates.

     Non-Agency RMBS generally are securitized in senior/subordinated structures, or structured with one or more of the types of credit enhancement described below under "Credit Support." In senior/subordinated structures, the senior class investors have greater protection against potential losses on the underlying mortgage loans or assets than the subordinated class investors, who assume the first losses if there are defaults on the underlying loans.

     CMBS. CMBS are multi-class debt or pass-through or pay-through securities backed by a mortgage loan or pool of mortgage loans on commercial real estate, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties, hotels and motels, nursing homes and medical facilities. Assets underlying CMBS may relate to many properties, only a few properties, or to a single property. Each commercial mortgage loan that underlies a CMBS has certain distinct characteristics.

     Commercial mortgage loans are sometimes non-amortizing and often not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan, the sale of the property or the contribution of additional capital.

     Unlike most single family residential mortgages, commercial real estate loans often contain provisions that substantially reduce the likelihood that they will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination.

     Changing real estate markets may adversely affect both the value of the underlying collateral and the borrower's ability to meet contractual obligations, either of which may lead to delinquencies, defaults, modifications or foreclosure that in turn may lead to the realization of losses in CMBS.

     CMBS have been issued in public and private transactions by a variety of public and private issuers. The Fund may from time to time purchase CMBS directly from issuers in negotiated or non-negotiated transactions or from a holder of such CMBS in the secondary market.

     Commercial mortgage securitizations generally are senior/subordinated structures. The senior class investors have greater protection against potential losses on the underlying mortgage loans or assets than the subordinated class investors who take the first loss if there are defaults on the underlying commercial mortgage loans. Other protections, which may benefit all of the classes including the subordinated classes, may include issuer guarantees, additional subordinated securities, cross-collateralization, over-collateralization and the equity in the underlying properties.

     Other MBS. Other MBS, which will be mortgage-related assets, are collateralized by pools of assets such as home equity loans and lines of credit. Other MBS include pools of loans generally secured by property and other forms of residential dwellings such as manufactured housing and by loans used to finance the building and establishment of franchise businesses. Other MBS include securities secured by second liens on residential property, commonly referred to as "home equity loans" and "home equity lines-of- credit."

     Credit Support. Many of the Non-Agency RMBS, CMBS and Other MBS in which the Fund will invest are issued in a senior/ subordinated structure. In these structures, the senior class investors have greater protection against potential losses on the underlying loans or assets than do the subordinated class investors. In senior/subordinated structures, Non-Agency RMBS, CMBS and Other MBS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of a failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price the Fund pays for a security.

     U.S. Government Securities. U.S. government securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, as well as obligations of agencies and instrumentalities of the U.S. government. U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Obligations of agencies and instrumentalities of the U.S. government often are not backed by the full faith and credit of the U.S. government.

     Illiquid/Restricted Securities. The Fund may invest up to 10% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in restricted securities. However, restricted securities determined by the Sub-Adviser to be illiquid are subject to the limitation set forth above.

     Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period in which the net proceeds of the offering of Common Shares are being invested, or during periods in which the Adviser or Sub-Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its Managed Assets in cash or cash equivalents. The Adviser's or Sub-Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, Common Shares of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives. For a further description of these temporary investments, see the SAI under "Investment Policies and Techniques."

INVESTMENT PRACTICES

     Strategic Transactions. The Fund may, but is not required to, use various Strategic Transactions (1) to seek to reduce interest rate risks arising from any use of financial leverage, (2) to facilitate portfolio management and (3) to mitigate risks, including interest rate and credit risks. Strategic Transactions are generally accepted under modern portfolio management theory and are regularly used by many mutual funds and other institutional investors. Although the Sub-Adviser seeks to use such practices to further the Fund's investment objectives, no assurance can be given that the Sub-Adviser will engage in any of these practices or that these practices will achieve this result.

     The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income and interest rate indices and other financial instruments, purchase and sell financial futures contracts and options thereon and enter into various interest rate transactions such as swaps, caps, floors or collars or credit transactions, total rate of return swap transactions and credit derivative instruments. The Fund also may purchase derivative instruments that combine features of these instruments. The Fund generally seeks to use Strategic Transactions as portfolio management or hedging techniques to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund or establish positions in the derivative markets as a substitute for purchasing or selling particular securities.

     Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transactions or illiquidity of the derivative investments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. See "Risks--Derivatives Risk" in this prospectus and "Other Investment Policies and Techniques" in the SAI for further information on Strategic Transactions and their risks.

     Portfolio Turnover. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. See "Tax Matters."

                         BORROWINGS AND PREFERRED SHARES

     The Fund anticipates that under current market conditions it will issue Leverage Instruments in an aggregate amount of up to 33-1/3% of its Managed Assets, after such issuance and/or borrowings, approximately two months after the completion of this offering. Any use of Leverage Instruments by the Fund will, however, be consistent with the provisions of the 1940 Act. The Fund intends to utilize leverage primarily through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its securities as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the securities continue to pay principal and interest which are for the benefit of the Fund. The Fund may borrow from banks and other financial institutions.

     Any Leverage Instruments would have complete priority upon distribution of the Fund's assets over Common Shares. The issuance of Leverage Instruments would leverage the Common Shares. Although the timing and other terms of the offering of Leverage Instruments and the terms of the Leverage Instruments would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds derived from any Leverage Instrument offering in securities consistent with the Fund's investment objectives and policies. If Preferred Shares are issued, they would pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by an auction process. The adjustment period for Preferred Share dividends could be as short as one day or as long as a year or more. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate or interest rate of the Leverage Instruments, after taking expenses into consideration, the leverage will cause Common Shareholders to receive a higher rate of income than if the Fund were not leveraged.

     Leverage creates risk for the Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on reverse repurchase agreements, borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of leverage is less than the cost of leverage, the Fund's return will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Sub-Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's Common Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate than the costs of leverage, which would enhance returns to Common Shareholders. The fees paid to the Adviser (and by the Adviser to the Sub-Adviser) will be calculated on the basis of the Managed Assets including proceeds from reverse repurchase agreements and other borrowings for leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing financial leverage, the investment advisory fee payable to the Adviser (and by the Adviser to the Sub-Adviser) will be higher than if the Fund did not utilize a leveraged capital structure. The use of leverage creates risks and involves special considerations. See "Risks--Leverage Risk."

     The Fund's Declaration of Trust authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may enter into reverse repurchase agreements, issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of Managed Assets after borrowings). With respect to such borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

     The rights of lenders to the Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the Common Shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund intends to repay the borrowings. Any borrowing will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

     Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

     If Preferred Shares are issued, they would pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by an auction process. The adjustment period for Preferred Shares dividends could be as short as one day or as long as a year or more.

     Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's trustees will be elected by the holders of Preferred Shares as a class. The remaining trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Fund.

     The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

EFFECTS OF LEVERAGE

     Assuming that the Leverage Instruments will represent approximately 33-1/3% of the Fund's capital and pay dividends or interest at an annual combined average rate of 3.04%, the income generated by the Fund's portfolio (net of estimated expenses) must exceed 1.00% in order to cover the dividend or interest payments specifically related to the Leverage Instruments. Of course, these numbers are merely estimates used for illustration. Actual dividend or interest rates on the Leverage Instruments will vary frequently and may be significantly higher or lower than the rate estimated above.

     The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund's portfolio) of (10%), (5%), 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See "Risks."

     The table further reflects the issuance of reverse repurchase agreements representing 33-1/3% of the Fund's capital, net of expenses, and the Fund's currently projected annual interest rate on its reverse repurchase agreements of 3.04%.


     Assumed Portfolio Total Return (Net of Expenses) .........    (10)%    (5)%    0%      5%     10%
     Common Share Total Return .................................   (16.43)% (8.97)% (1.50)% 5.97%  13.43%


     Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its Leverage Instruments) and gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its debt security investments is entirely offset by losses in the value of those investments.


                                      RISKS

     Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Additional Information About the Fund's Investments and Investment Risks" in the SAI.

NO OPERATING HISTORY

     The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

INVESTMENT AND MARKET RISK

     An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

MANAGEMENT RISK

     The Fund is subject to management risk because it is an actively managed portfolio. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

CREDIT RISK

     Credit risk is the risk that one or more securities in the Fund's portfolio will (1) decline in price due to deterioration of the issuer's or underlying pool's financial condition or other events or (2) fail to pay interest or principal when due. Although the Fund will invest all of its Managed Assets in investment grade securities, or if unrated, judged to be of comparable quality by the Sub-Adviser, no assurance can be given that the value of the securities will not decline.

     The Fund may invest a portion of its Managed Assets in subordinated classes of MBS, including Non-Agency RMBS and CMBS. Such subordinated classes are subject to a greater degree of non-payment than are senior classes of the same issuer or Agency MBS. In addition, under certain market conditions, the market for subordinated classes of MBS may not be as liquid as the market for other fixed-income securities.

PREPAYMENT RISK

     MBS are backed by pools of mortgage loans. The Fund will receive payments from the payments that are made on these underlying mortgage loans. If borrowers prepay their mortgage loans at rates that are faster than expected, this results in prepayments that are faster than expected on the MBS. These faster than expected prepayments may adversely affect the Fund's profitability, particularly if the Fund is forced to invest prepayments it receives in lower yielding securities.

     Prepayment rates generally increase when interest rates fall and decrease when interest rates rise, but changes in prepayment rates are difficult to predict. Prepayment rates also may be affected by conditions in the housing and financial markets, general economic conditions and the relative interest rates on fixed-rate and adjustable-rate mortgage loans.

     The Fund may also invest in MBS which are IO securities and PO securities. An IO security receives some or all of the interest portion of the underlying collateral and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due. IOs are sold at a deep discount to their notional principal amount. A PO security does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO security will rise and the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO security will fall and the value of an IO security will rise.

     The Fund may also acquire MBS that are less affected by prepayments. For example, CMOs divide a pool of mortgage loans into multiple tranches that allow for shifting of prepayment risks from slower-paying tranches to faster-paying tranches. This is in contrast to pass-through or pay-through MBS, where all investors share equally in all payments, including all prepayments. While the Fund will seek to minimize prepayment risk to the extent practical, the Fund must balance prepayment risk against other risks and the potential returns of each investment in selecting investments. No strategy can completely insulate the Fund from prepayment risk.

REINVESTMENT RISK

     Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall returns.

INTEREST RATE RISK

     Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Under current market conditions, the Fund will primarily invest in securities that pay a fixed rate of return, therefore the NAV and market price of the Common Shares will tend to decline if the market interest rates applicable to such investments were to rise. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below market yield, increase the security's duration and reduce the value of the security. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase. Market interest rates in the United States currently are near historically low levels. In addition, the Fund may purchase MBS that have a higher interest rate than the market interest rate at the time. In exchange for this higher interest rate, the Fund will be required to pay a premium over the redemption value to acquire the security.

     An increase in the interest payments on the Fund's borrowings or dividends on Preferred Shares relative to the interest it earns on its investment securities may adversely affect the Fund's profitability. The Fund earns money based upon the spread between the interest payments it earns on its investment securities and the interest payments it must make on its borrowings or dividend payments it must make on its Preferred Shares.

     The Fund relies primarily on short-term borrowings to acquire investment securities with long-term maturities. Accordingly, if short-term interest rates increase, this may adversely affect its profitability. Some of the investment securities the Fund may acquire are adjustable-rate securities. This means that their interest rates may vary over time based upon changes in an objective index, such as:

     o LIBOR. The interest rate that banks in London offer for deposits in London of U.S. dollars.

     o Treasury Rate. A monthly or weekly average yield of benchmark U.S. Treasury securities, as published by the Federal Reserve Board.

     o CD Rate. The weekly average of secondary market interest rates on six-month negotiable certificates of deposit, as published by the Federal Reserve Board.

     These indices generally reflect short-term interest rates.

     The interest rates on the Fund's borrowings and dividend rates on its Preferred Shares similarly vary with changes in an objective index. Nevertheless, the interest rates on the Fund's borrowings and dividend rates on its Preferred Shares generally adjust more frequently than the interest rates on its adjustable-rate investment securities. In a period of rising interest rates, the Fund could experience a decrease in net income or a net loss because the interest rates on its borrowings and dividend rates on its Preferred Shares adjust faster than the interest rates on its adjustable-rate investment securities.

     In a period of rising interest rates, the Fund's interest and dividend payments could increase while the interest it earns on its fixed-rate MBS would not change. This would adversely affect the Fund's profitability.

     While the majority of the Fund's investments are expected initially to consist of fixed-rate investment securities, the Fund may also invest in adjustable-rate MBS. The Fund may acquire adjustable-rate investment securities, which typically are subject to periodic and lifetime interest rate caps. Periodic interest rate caps limit the amount an interest rate can increase during any given period. Lifetime interest rate caps limit the amount an interest rate can increase through maturity of an investment security. The Fund's borrowings are not subject to similar restrictions. Accordingly, in a period of rapidly increasing interest rates, the Fund could experience a decrease in net income or experience a net loss because the interest rates on its borrowings and Preferred Shares could increase without limitation while the interest rates on its adjustable-rate investment securities would be limited by caps. The Fund may also invest in MBS whose interest rates move in a direction opposite to the changes in the designated index.

FLOATING RATE CMOS/INVERSE FLOATING RATE CMOS RISK

     The Fund may invest in tranches of CMOs which have coupon rates which reset periodically at a specified increment over an index, such as LIBOR (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. In a falling interest rate environment, coupon rates on floating rate CMOs will generally fall, adversely affecting the amount of income received by the Fund as well as the value of the security. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage situation. Inverse floating rate CMOs based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin.

TAX RISK RELATING TO INVESTMENTS IN CERTAIN REMICS

     The Fund may acquire residual interests in REMICs. The Fund may be taxable at the highest corporate income tax rate on a portion of the income arising from a residual interest in a REMIC that is allocable to the percentage of the Fund's Common Shares held by "disqualified organizations," which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from unrelated business taxable income. Because this tax would be imposed on the Fund, all of the Fund's investors, including investors that are not disqualified organizations, would bear a portion of the tax cost associated with the Fund's investment in a residual interest in a REMIC. See "Tax Matters."

     In addition, if the Fund realizes excess inclusion income and allocates it to Common Shareholders, this income cannot be offset by net operating losses of the Common Shareholders. If the Common Shareholder is a tax-exempt entity and not a disqualified organization, then this income would be fully taxable as unrelated business taxable income under Section 512 of the Code. If the Common Shareholder is a foreign person, it would be subject to U.S. federal income tax withholding on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty.

BOND MARKET RISK

     The yield spreads of the Fund's portfolio securities, or yield differentials between the Fund's portfolio securities and Treasury securities with comparable maturities, may widen, causing the value of the Fund's portfolio securities to underperform Treasury securities. The amount of public information available about the MBS and Other MBS in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical capabilities of the Sub-Adviser than if the Fund were a stock fund or a corporate bond fund.

ECONOMIC SECTOR RISK

     Under normal market conditions, the Fund will be fully invested in Agency MBS, Non-Agency RMBS, CMBS or Other MBS. This may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate, and increase the potential for fluctuation in the net asset value of the Fund's Common Shares.

INFLATION RISK

     Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's use of financial leverage would likely increase, which would tend to further reduce returns to Common Shareholders.

U.S. GOVERNMENT SECURITIES RISK

     U.S. government securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

GOVERNMENT AGENCY RISK

     Uncertainties regarding the accounting policies of certain government agencies, including FNMA and FHLMC, and possible changes in regulatory oversight and accounting policies of these agencies may adversely affect the credit quality, availability or investment character of the securities issued by these agencies. To the extent that legislation or federal regulators that regulate certain government agencies impose additional requirements or restrictions with respect to the ability of such institutions to issue securities, particularly in connection with highly leveraged transactions, the availability of government agency securities for investment may be adversely affected. Further, such legislation or regulation could depress the market value of government agency securities.

ASSET-BACKED SECURITIES RISK

     Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables or the entities providing the credit enhancement. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return.

MARKET DISCOUNT FROM NET ASSET VALUE

     Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period following completion of this offering. The NAV of the Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Shares, stability of dividends or distributions, trading volume of the Common Shares, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

LEVERAGE RISK

     The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its Managed Assets (including the amounts borrowed pursuant to reverse repurchase agreements) less all liabilities other than borrowings. The Fund may also issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from Leverage Instruments). However, the Fund intends, under normal circumstances, to utilize leverage in an amount up to 33-1/3% of the Fund's Managed Assets. The Fund intends to leverage its assets through the use of reverse repurchase agreements. Reverse repurchase agreements, borrowings and the issuance of Preferred Shares are referred to in this prospectus collectively as "leverage." The Fund may leverage its assets for investment purposes, to finance the repurchase of its Common Shares, and to meet cash requirements. Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds does not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. Reverse repurchase agreements are also subject to the risks that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase, and that the securities may not be returned to the Fund. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

     o the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;

     o the risk that fluctuations in interest rates on reverse repurchase agreements, borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

     o the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

     o when the Fund uses financial leverage, the investment advisory fee payable to the Adviser (and by the Adviser to the Sub-Adviser) will be higher than if the Fund did not use leverage.

     The Sub-Adviser, in its judgment, nevertheless may determine to continue to use leverage if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     The funds borrowed pursuant to a leverage borrowing program (such as a reverse repurchase agreement, credit line or commercial paper program), or obtained through the issuance of Preferred Shares, constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of

Common Shareholders and the holders of Preferred Shares, with respect to the payment of dividends or upon liquidation. The Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or Preferred Shares or purchase Common Shares or Preferred Shares, unless at the time thereof the Fund meets certain asset coverage requirements and no event of default exists under any leverage program. In addition, the Fund may not be permitted to pay dividends on Common Shares unless all dividends on the Preferred Shares and/or accrued interest on borrowings have been paid, or set aside for payment. In an event of default under a leverage borrowing program, the lenders have the right to cause a liquidation of collateral (i.e., sell securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Certain types of leverage may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the Preferred Shares or other leverage securities issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed by the 1940 Act. The Sub-Adviser does not believe that these covenants or guidelines will impede it from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

     While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the Common Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to Common Shareholders relative to the circumstance if the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and Common Share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

INTEREST RATE TRANSACTIONS RISK

     In order to reduce the variability of leverage borrowing costs from short-term reverse repurchase agreements, the Fund may enter into interest rate swaps with the effect of fixing net borrowing costs for longer periods of time.

     The value of the Fund's interest rate swaps could increase or decrease, with a corresponding impact on the NAV of the Fund. To the extent there is a decline in interest rates, the value of the interest rate swap could decrease, and could result in a decrease in the Fund's NAV. In addition, if the counterparty to an interest rate swap defaults, the Fund would be obligated to make the payments that it had intended to avoid. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap, which in turn would depend on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, a default could adversely affect the NAV of the Common Shares.

DERIVATIVES RISK

     Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative investments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions will not otherwise be available to the Fund for investment purposes.

     There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There are several risks associated with the use of futures contracts and futures options. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. While the Fund may enter into futures contracts and options on futures contracts for hedging purposes, the use of futures contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. There may be an imperfect correlation between the Fund's portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, options on futures and their related securities, including technical influences in futures and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading. Further, the Fund's use of futures contracts and options on futures contracts to reduce risk involves costs and will be subject to the Sub-Adviser's ability to correctly predict changes in interest rate relationships or other factors.

     Depending on whether the Fund would be entitled to receive net payments from the counterparty on a swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, a default by a counterparty could negatively impact the performance of the Common Shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares. If the Fund fails to maintain any required asset coverage ratios in connection with any use by the Fund of financial leverage, the Fund may be required to redeem or prepay some or all of the financial leverage. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund intends to maintain, in a segregated account, cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will not enter into interest rate swap or cap transactions having a notional amount that exceeds the outstanding amount of the Fund's leverage.

     The Fund may purchase credit derivative instruments for the purposes of hedging the Fund's credit risk exposure to certain issuers of securities that the Fund owns. For example, the Fund may enter into credit swap default contracts for hedging purposes where the Fund would be the buyer of such a contract. The Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.

     The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on market conditions in general, the Fund's use of swaps or caps could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the NAV of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings. Buying interest rate caps could decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of selling an interest rate swap or cap.

     Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset any declines in the value of the Fund's portfolio assets being hedged. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of the market rates at that point in time, such a default could negatively impact the performance of the Common Shares.

ILLIQUID/RESTRICTED SECURITIES RISK

     The Fund may invest up to 10% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in restricted securities. However, restricted securities determined by the Sub-Adviser to be illiquid are subject to the limitations set forth above. The Sub-Adviser, under the supervision of the Board of Trustees, will determine whether restricted securities are illiquid (that is, not readily marketable) and thus subject to the Fund's limit of investing no more than 10% of its Managed Assets in illiquid securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value and the Sub-Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, therefore enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

PORTFOLIO TURNOVER RISK

     The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the Fund's recognition of gains that will be taxable as ordinary income to the Fund. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend for U.S. federal tax income purposes to the Fund's Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "The Fund's Investments--Investment Practices--Portfolio Turnover" and "Tax Matters."

MARKET DISRUPTION RISK

     The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The ongoing U.S. military and related action in Iraq and events in the Middle East, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. The Fund cannot predict the effects of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

CERTAIN AFFILIATIONS

     Certain broker-dealers may be considered to be affiliated persons of the Fund or First Trust Advisors. Absent an exemption from the Securities and Exchange Commission or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to utilize affiliated brokers for agency transactions is subject to restrictions. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities. In addition, until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

ANTI-TAKEOVER PROVISIONS

     The Fund's Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."

SECONDARY MARKET FOR THE FUND'S SHARES

     The issuance of Common Shares through the Fund's Dividend Reinvestment Plan may have an adverse effect on the secondary market for the Fund's Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's Dividend Reinvestment Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the Fund's Dividend Reinvestment Plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Board of Trustees is responsible for the general supervision of the duties performed by the Adviser and the Sub-Adviser. There are five trustees of the Fund, one of whom is an "interested person" (as defined in the 1940 Act) and four of whom are not "interested persons." The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

INVESTMENT ADVISER

     First Trust Advisors, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund and is responsible for selecting and supervising the Sub-Adviser. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $17.1 billion in assets which it managed or supervised as of March 31, 2005.

     First Trust Advisors is also responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

     First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940 (the "Advisers Act"). First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker-dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

     For additional information concerning First Trust Advisors, including a description of the services provided, see "Investment Adviser" in the SAI.

SUB-ADVISER

     FIDAC, which is a registered investment adviser, will act as Sub-Adviser to the Fund. FIDAC was formed in 1994, and is located in New York, New York. FIDAC is a leading fixed-income management company specializing in investing in U.S. agency mortgage-backed and Treasury securities and managing interest rate-sensitive strategies. From initially managing investment strategies in separate managed accounts and its first fund, The U.S. Dollar Floating Rate Fund, Ltd., FIDAC has grown assets under management to approximately $18.6 billion as of March 31, 2005 through nine investment vehicles distributed in Latin America, Europe, China, Japan, South Korea, Canada, the United States, Malta and South Africa. In June of 2004, FIDAC was acquired by Annaly Mortgage Management, Inc. ("Annaly"), a New York Stock Exchange-listed real estate investment trust which, at March 31, 2005, owned and managed a portfolio of approximately $19.2 billion in residential mortgage-backed securities. The following is a brief description of the background of the key management personnel of FIDAC.

     There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a team of FIDAC professionals led by Michael A.J. Farrell, Wellington Denahan-Norris, Jennifer Karve, James Fortescue, Kristopher Konrad and Rose-Marie Lyght.

     Mr. Farrell is the Chief Executive Officer, President and founder of FIDAC and Chairman, Chief Executive Officer and President of Annaly.

     Mrs. Denahan-Norris is the Executive Vice-President and Chief Investment Officer of FIDAC and Vice Chairman, Chief Investment Officer and founder of Annaly and has been with both companies since their inception.

     Ms. Karve is an Executive Vice-President and Senior Portfolio Manager for FIDAC and Executive Vice-President, Secretary and Senior Portfolio Manager for Annaly. Ms. Karve joined FIDAC in 1994.

     Mr. Fortescue is a Senior Vice-President and Head of Financing for FIDAC and Annaly. Mr. Fortescue joined FIDAC in 1995.

     Mr. Konrad is a Senior Vice-President and Portfolio Manager for FIDAC and Annaly. Mr. Konrad joined both companies in 1997.

     Ms. Lyght is a Senior Vice-President and Portfolio Manager for FIDAC and Annaly. Ms. Lyght joined both companies in 1999.

     The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership of shares of the Fund.

      For additional information concerning FIDAC, including a description of the services provided, see "Sub-Adviser" in the SAI.

INVESTMENT MANAGEMENT AGREEMENT

     Pursuant to an investment management agreement between the Adviser and the Fund (the "Investment Management Agreement"), the Fund has agreed to pay a fee for the services and facilities provided by the Adviser at the annual rate of 1.00% of Managed Assets.

     For purposes of calculation of the management fee, the Fund's "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund).

     In addition to the management fee, the Fund pays all other costs and expenses of its operations, including the compensation of its trustees (other than those affiliated with the Adviser), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of the independent registered public accounting firm, expenses of repurchasing Common Shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

     The Sub-Adviser receives a portfolio management fee at the annual rate of ..50% of Managed Assets, which is paid by the Adviser out of the Adviser's management fee.

     The Adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser the lesser of (i) $100,000 or (ii) one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price.

     Because the fee paid to the Adviser (and by the Adviser to the Sub-Adviser) will be calculated on the basis of the Fund's Managed Assets, which include the proceeds of leverage, the dollar amount of the Adviser's and Sub-Adviser's fees will be higher (and the Adviser and Sub-Adviser will be benefited to that extent) when leverage is utilized. In this regard, if the Fund uses leverage in the amount equal to 33-1/3% of the Fund's Managed Assets (after the issuance of leverage), the Fund's management fee would be 1.49% of net assets attributable to Common Shares. See "Summary of Fund Expenses."


                                 NET ASSET VALUE

     The NAV of the Common Shares of the Fund will be computed based upon the value of the Fund's portfolio securities and other assets. The NAV will be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York City time) on each day the NYSE is open for trading. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and all borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

     The Fund's portfolio securities and other assets will be valued daily in accordance with valuation procedures adopted by the Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are stated at the mean between the last reported bid and asked prices. The Fund will value MBS and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. If the independent pricing service is unable to provide a price for a security, if the price provided by the independent pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its Common Shares would materially affect NAV, such security will be valued at its fair value as determined in good faith under procedures approved by the Board of Trustees.

     Fair Value. When applicable, fair value of securities of an issuer is determined by the Board of Trustees or a committee of the Board of Trustees or a designee of the Board of Trustees. In fair valuing the Fund's investments, consideration is given to several factors, which may include, among others, the following:

     o   the fundamental business data relating to the issuer;

     o an evaluation of the forces which influence the market in which the securities of the issuer are purchased and sold;

     o   the type, size and cost of the security;

     o   the financial statements of the issuer;

     o the credit quality and cash flow of the issuer, based on the Sub-Adviser's or external analysis;

     o   the information as to any transactions in or offers for the security;

     o the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

     o   the coupon payments;

     o the quality, value and saleability of collateral, if any, securing the security;

     o the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

     o the prospects for the issuer's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; and

     o   other relevant factors.


                                  DISTRIBUTIONS

     The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute to Common Shareholders monthly dividends of all or a portion of its net income after payment of dividends and interest in connection with leverage used by the Fund. It is expected that the initial monthly dividend on the Fund's Common Shares will be declared approximately 45 days, and paid approximately 60 to 90 days, after the completion of this offering, depending on market conditions. The Fund expects that all or a portion of any capital gains will be distributed at least annually.

     Various factors will affect the level of the Fund's income, including the asset mix, the average maturity of the Fund's portfolio, the amount of leverage utilized by the Fund and the Fund's use of hedging. To permit the Fund to maintain a more stable monthly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund's NAV and, correspondingly, distributions from undistributed income will decrease the Fund's NAV. Shareholders will automatically have all dividends and distributions reinvested in Common Shares issued by the Fund or purchased in the open market in accordance with the Fund's dividend reinvestment plan unless an election is made to receive cash. See "Dividend Reinvestment Plan."


                           DIVIDEND REINVESTMENT PLAN

     If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

     If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at that time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

     You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

     The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

     There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

     Automatically reinvesting dividends and distributions will not affect a Common Shareholder's tax liability on those dividends and distributions. See "Tax Matters."

     If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

     The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.


                              DESCRIPTION OF SHARES

COMMON SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $.01 per share and subject to the rights of the holders of Preferred Shares, if issued, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no preemptive or conversion rights (except as may otherwise be determined by the Board of Trustees in their sole discretion) or rights to cumulative voting.

     The Fund's Common Shares have been approved for listing on the NYSE, subject to notice of issuance, under the symbol "FMY." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

     NAV will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Adviser has agreed to pay
(i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser the lesser of (i) $100,000 or (ii) one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price. See "Use of Proceeds."

     Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

PREFERRED SHARES

     The Declaration of Trust provides that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

     The Fund may elect to issue Preferred Shares as part of its leverage strategy. The Fund currently intends to issue Leverage Instruments, which may include Preferred Shares, representing up to 33-1/3% of the Fund's Managed Assets immediately after the Leverage Instruments are issued. The Board of Trustees also reserves the right to issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares plus the principal amount of any outstanding leverage consisting of debt to 50% of the value of the Fund's Managed Assets less liabilities and indebtedness of the Fund (other than leverage consisting of debt). We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Declaration of Trust, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

     Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

      Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Declaration of Trust." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law or the Declaration of Trust, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

     The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

     Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of any Preferred Shares issued are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

     The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration of Trust. The Board of Trustees, without the approval of the Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

     Under Massachusetts law, shareholders, in certain circumstances, could be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Board of Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

     The Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Generally, the Declaration of Trust requires a vote by holders of at least two-thirds of the Common Shares and Preferred Shares, if any, voting together as a single class, except as described below and in the Declaration of Trust, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (subject to a limited exception if the acquiring fund is not an operating entity immediately prior to the transaction); (3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities, in connection with the termination of the Fund, and other limited circumstances set forth in the Declaration of Trust); (4) in certain circumstances, a termination of the Fund; (5) a removal of trustees by Common Shareholders; or (6) certain transactions in which a Principal Shareholder (as defined in the Declaration of Trust) is a party to the transaction. However, with respect to (1) above, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required. With respect to (2) above, except as otherwise may be required, if the transaction constitutes a plan of reorganization which adversely affects Preferred Shares, if any, then an affirmative vote of two- thirds of the Preferred Shares voting together as a separate class is required as well. With respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of two-thirds of the trustees, then the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act (a "Majority Shareholder Vote"), is required, provided that when only a particular class is affected (or, in the case of removing a trustee, when the trustee has been elected by only one class), only the required vote of the particular class will be required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Fund's shares otherwise required by law or any agreement between the Fund and any national securities exchange. Approval of Fund shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization, exchange of shares or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares and Preferred Shares, if any, outstanding and entitled to vote. See the SAI under "Certain Provisions in the Declaration of Trust."

     The provisions of the Declaration of Trust described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. See "Risks-- Anti-Takeover Provisions." They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objectives and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

     Reference should be made to the Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.


                STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES;
                           CONVERSION TO OPEN-END FUND

CLOSED-END STRUCTURE

     Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

     However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open- end investment company.

REPURCHASE OF COMMON SHARES AND TENDER OFFERS

     In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Adviser, the Sub-Adviser and any financial adviser that the Adviser may retain, from time to time will review possible actions to reduce any such discount. The Board of Trustees of the Fund will consider from time to time open market repurchases of and/or tender offers for Common Shares to seek to reduce any market discount from net asset value that may develop. In connection with its consideration from time to time of open-end repurchases of and/or tender offers for Common Shares, the Board of Trustees of the Fund will consider whether to commence a tender offer or share-repurchase program at the first quarterly Board meeting following a calendar year in which the Fund's Common Shares have traded at an average weekly discount from net asset value of more than 10% in the last 12 weeks of that calendar year. After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share- repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. The Fund may, subject to its investment limitation with respect to borrowings, incur debt to finance such repurchases or a tender offer or for other valid purposes. Interest on any such borrowings would increase the Fund's expenses and reduce the Fund's net income.

     There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

     Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the Managed Assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Because of the nature of the Fund's investment objectives, policies and portfolio, the Adviser and the Sub-Adviser do not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objectives, and do not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

CONVERSION TO OPEN-END FUND

     The Fund may be converted to an open-end investment company at any time if approved by the holders of two-thirds of the Fund's shares outstanding and entitled to vote; provided, however, that such vote shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Board of Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or any agreement between the Fund and any national securities exchange. In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. Any Preferred Shares or borrowings would need to be redeemed or repaid upon conversion to an open-end investment company. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge or contingent deferred sales charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.


                                   TAX MATTERS

     The following discussion of federal income tax matters is based on the advice of Chapman and Cutler LLP, counsel to the Fund.

     This section and the discussion in the SAI summarize some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation or the tax consequences to you if you are a bank or a financial institution, an insurance company, a dealer in securities, a non-U.S. shareholder, a tax-exempt or tax-deferred plan, account or entity, a shareholder that is subject to the alternative minimum tax or a shareholder that holds its shares as or in a hedge against currency risk, constructive sale or a conversion transaction or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. Investors should consult their own tax advisors regarding the tax consequences of investing in the Fund.

     Fund Status. The Fund intends to elect and to qualify annually as a "regulated investment company" under Subchapter M of the Code. To qualify, the Fund must, among other things, satisfy certain requirements relating to the source and nature of its income and the diversification of its assets. If the Fund qualifies as a regulated investment company and distributes all of its net income as required under the Code, the Fund generally will not be subject to federal income or excise taxes.

     Distributions. Fund distributions will constitute dividends to the extent of the Fund's current and accumulated earnings and profits and are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at ordinary tax rates, but, as further discussed below, if the Fund holds equity securities, under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received by non-corporate shareholders from the Fund may be taxed at reduced tax rates equal to those applicable to net capital gains but this amount is not expected to be significant. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, to the extent that the Fund makes distributions in excess of its current and accumulated earnings and profits, such distributions will represent a return of capital for tax purposes to the extent of your tax basis in the shares and thus will generally not be taxable to you. To the extent such distributions exceed your tax basis, they will generally constitute a capital gain. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

     Dividends Received Deduction. A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, if the Fund holds equity securities, certain ordinary income dividends on shares that are attributable to dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction, but this amount is not expected to be significant.

     If You Sell Shares. If you sell your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares. Any loss realized upon a taxable disposition of the shares may be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date the original shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired. In addition, the ability to deduct capital losses may otherwise be limited.

     Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends. Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009.

     Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long- term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Code treats certain capital gains as ordinary income in special situations.

     Pursuant to the Tax Act, if the Fund holds certain equity securities, a portion of the ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund generally will be taxed at the same rates that apply to net capital gain (as discussed above), but only if certain holding period and other requirements are satisfied by both the Fund and the shareholder and the dividends are attributable to qualified dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Fund generally does not expect to generate qualifying dividends eligible for taxation at capital gains tax rates.

     Backup Withholding. The Fund may be required to withhold, for U.S. federal income taxes, a portion of all taxable dividends and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or who otherwise fail to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service that such shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders under federal tax laws are generally exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or credit against the shareholder's federal income tax liability if the appropriate information is provided to the Internal Revenue Service.

     Foreign Investors. If you are a foreign investor (i.e., investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or fund), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a foreign investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning after 2004 and prior to 2008, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes when received by certain foreign investors, including withholding taxes, provided that certain conditions are met. There can be no assurance as to what portion, if any, of the Fund's distributions will constitute interest related dividends or short-term capital gain dividends. Foreign investors should consult their tax advisors with respect to U.S. tax consequences of ownership of Common Shares.


     Certain Investments in REMICs. If the Fund acquires a residual interest in a REMIC, the Fund may realize excess inclusion income. Excess inclusion income is an amount, with respect to any calendar quarter, equal to the excess, if any, of (i) the taxable income of the REMIC allocable to the holder of a residual interest in a REMIC during such calendar quarter over (ii) the sum of amounts allocated to each day in the calendar quarter equal to its ratable portion of the product of (a) the adjusted issue price of the interest at the beginning of the quarter multiplied by (b) 120% of the long term federal rate (determined on the basis of compounding at the close of each calendar quarter and properly adjusted for the length of such quarter). Excess inclusion income generated by a residual interest in a REMIC would be allocated among the holders of the Fund, generally in a manner set forth under the applicable Treasury regulations. A shareholder's share of any excess inclusion income: (i) could not be offset by net operating losses of a shareholder; (ii) would be subject to tax as unrelated business taxable income to a tax-exempt holder; (iii) would be subject to the application of the U.S. federal income tax withholding (without reduction pursuant to any otherwise applicable income tax treaty) with respect to amounts allocable to non-U.S.shareholders; and (iv) would be taxable (at the highest corporate tax rates) to the Fund, rather than the Fund's shareholders, to the extent allocable to shares held by disqualified organizations (generally, tax-exempt entities not subject to unrelated business income tax, including governmental organizations).


     Further Information. The SAI summarizes further federal income tax considerations that may apply to the Fund and its shareholders and may qualify the considerations discussed herein.

                                  UNDERWRITING

     Subject to the terms and conditions stated in a purchase agreement dated , 2005, each Underwriter named below, for which Merrill Lynch, Pierce, Fenner & Smith Incorporated is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.


                                                                    NUMBER OF
               UNDERWRITER                                        COMMON SHARES
               -----------                                        -------------
   Merrill Lynch, Pierce, Fenner & Smith
               Incorporated ..................................
   Advest, Inc. ..............................................
   Robert W. Baird & Co. Incorporated ........................
   Ferris, Baker Watts, Incorporated .........................
   J.J.B. Hilliard, W.L. Lyons, Inc. .........................
   Janney Montgomery Scott LLC ...............................
   RBC Capital Markets Corporation ...........................
   Stifel, Nicolaus & Company, Incorporated ..................
   SunTrust Capital Markets, Inc. ............................
   Wedbush Morgan Securities Inc. ............................
   Wells Fargo Securities, LLC ...............................
                                                               ----------------
               Total ......................................
                                                               ================


     The purchase agreement provides that the obligations of the Underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The Underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund, the Adviser and the Sub-Adviser have agreed to indemnify the Underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make for any of those liabilities.

COMMISSIONS AND DISCOUNTS

     The Underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $ per Common Share. The sales load the Fund will pay of $.90 per Common Share is equal to 4.5% of the initial offering price. The Underwriters may allow, and the dealers may reallow, a discount not in excess of $ per Common Share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any Common Shares purchased on or before
             , 2005.

     The following table shows the public offering price, estimated offering expenses, sales load and proceeds to the Fund. The information assumes either no exercise or full exercise by the Underwriters of their overallotment option.

                                        PER SHARE   WITHOUT OPTION   WITH OPTION
                                        ---------   --------------   -----------
  Public offering price.................. $20.00          $              $
  Sales load.............................   $.90          $              $
  Estimated offering expenses............   $.04          $              $
  Proceeds, after expenses, to the Fund.. $19.06          $              $


     The Fund will pay its Common Share offering costs up to and including $.04 per Common Share. The Fund has agreed to pay the Underwriters $.00667 per Common Share as a partial reimbursement of expenses incurred in connection with the offering. The amount paid by the Fund as this partial reimbursement to the Underwriters will not exceed .03335% of the total price to the public of the Common Shares sold in this offering. The Fund has also agreed to pay certain fees to counsel to the Underwriters in an amount up to $7,500, which will not exceed % of the total price to the public of the Common Shares sold in this offering. The Adviser has agreed to pay (i) all organizational costs and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses described above) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser the lesser of (i) $100,000 or (ii) one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price.

OVERALLOTMENT OPTION

     The Fund has granted the Underwriters an option to purchase up to additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the Underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional Common Shares proportionate to that Underwriter's initial amount reflected in the above table.

PRICE STABILIZATION, SHORT POSITIONS AND PENALTY BIDS

     Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit Underwriters and selling group members from bidding for and purchasing the Common Shares. However, the representatives may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

     If the Underwriters create a short position in the Common Shares in connection with the offering, i.e., if they sell more Common Shares than are listed on the cover of this prospectus, the representative may reduce that short position by purchasing Common Shares in the open market. The representative may also elect to reduce any short position by exercising all or part of the overallotment option described above. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of the Common Shares to stabilize the price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.

     Neither the Fund nor any of the Underwriters makes any representations or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the Underwriters makes any representation that the representative will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

     The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the Underwriters, except for the sale of the Common Shares to the Underwriters pursuant to the purchase agreement and certain transactions relating to the Fund's Dividend Reinvestment Plan.

     The Fund anticipates that the Underwriters may from time to time act as brokers or, after they have ceased to be Underwriters, dealers in executing the Fund's portfolio transactions. The Underwriters are active Underwriters of, and dealers in, securities and act as market-makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

     Common Shares will be sold so as to ensure that New York Stock Exchange distribution standards (i.e., round lots, public shares and aggregate market value) will be met.

ADDITIONAL COMPENSATION AND OTHER RELATIONSHIPS

     The Adviser (and not the Fund) has agreed to pay from its own assets additional compensation to Merrill Lynch. This additional compensation will be payable quarterly at the annual rate of .15% of the Fund's Managed Assets during the continuance of the Investment Management Agreement or other investment management agreement between the Adviser and the Fund. Merrill Lynch has agreed to provide, as requested by the Adviser, specified after-market support services designed to maintain the visibility of the Fund on an ongoing basis; relevant information, studies or reports regarding the Fund and the closed-end investment company industry; and consultation regarding market discounts of the Fund. The total amount of these additional compensation payments to Merrill Lynch, which are considered underwriting compensation, will not exceed % of the total price to the public of the Common Shares sold in this offering.

     The total amount of the additional compensation payments to Merrill Lynch described above, plus the amounts paid by the Fund as the $.00667 per Common Share partial reimbursement to the Underwriters and the payment of certain fees to counsel to the Underwriters will not exceed 4.5% (or $.90 per Common Share) of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to or reimbursement of Underwriters in connection with this public offering of Common Shares, including sales load and all forms of additional compensation to Underwriters, will be limited to 9% (or $1.80 per Common Share) of the total price to the public of the Common Shares sold in this offering.

     The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated is 4 World Financial Center, New York, New York 10080.

                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT


     The custodian of the assets of the Fund is PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, Pennsylvania 19153. The Fund's transfer, shareholder services and dividend paying agent is PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809. Pursuant to an Administration and Accounting Services Agreement, PFPC Inc. also provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. As compensation for these services, the Fund has agreed to pay PFPC Inc. an annual fee, calculated daily and payable on a monthly basis, of .06% of the Fund's first $250 million of average Managed Assets, subject to decrease with respect to additional Managed Assets.


                                 LEGAL OPINIONS

     Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois, and for the Underwriters by Clifford Chance US LLP, New York, New York. Chapman and Cutler LLP and Clifford Chance US LLP may rely as to certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE

Use of Proceeds............................................................   1
Investment Objectives......................................................   1
Investment Restrictions....................................................   2
Investment Policies and Techniques.........................................   4
Additional Information About the Fund's Investments
   and Investment Risks....................................................  10
Other Investment Policies and Techniques...................................  16
Management of the Fund.....................................................  24
Investment Adviser.........................................................  29
Proxy Voting Procedures....................................................  32
Sub-Adviser................................................................  32
Portfolio Transactions and Brokerage.......................................  36
Description of Shares......................................................  38
Certain Provisions in the Declaration of Trust.............................  40
Repurchase of Fund Shares; Conversion to Open-End Fund.....................  42
Federal Income Tax Matters.................................................  44
Performance Related and Comparative Information............................  50
Independent Registered Public Accounting Firm..............................  52
Custodian, Administrator and Transfer Agent................................  52
Additional Information.....................................................  53
Report of Independent Registered Public Accounting Firm....................  54
Statement of Assets and Liabilities........................................  55
Appendix A--Description of Ratings......................................... A-1

                                  [Blank Page]



Inside Back Cover


================================================================================
Until , 2005 (25 days after the date of this prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as Underwriters and with respect to their unsold allotments or subscriptions.



                                         SHARES

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND

                                  COMMON SHARES
                                $20.00 PER SHARE



                                   ----------
                                   PROSPECTUS
                                   ----------


                               MERRILL LYNCH & CO.

                                  ADVEST, INC.

                              ROBERT W. BAIRD & CO.

                               FERRIS, BAKER WATTS
                                  INCORPORATED

                        J.J.B. HILLIARD, W.L. LYONS, INC.

                           JANNEY MONTGOMERY SCOTT LLC

                               RBC CAPITAL MARKETS

                           STIFEL, NICOLAUS & COMPANY
                                  INCORPORATED

                           SUNTRUST ROBINSON HUMPHREY

                            WEDBUSH MORGAN SECURITIES

                             WELLS FARGO SECURITIES


                                               , 2005
================================================================================

Back Cover







                   SUBJECT TO COMPLETION, DATED MAY 25, 2005


         The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and offer or sale is not permitted.





                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                       STATEMENT OF ADDITIONAL INFORMATION

         First Trust/FIDAC Mortgage Income Fund (the "Fund") is a newly organized, closed-end, diversified management investment company.

         This Statement of Additional Information relating to the common shares of beneficial interest of the Fund (the "Common Shares") is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated _____________, 2005 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Prospectus prior to purchasing such Shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 988-5891. You also may obtain a copy of the Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

         This Statement of Additional Information is dated __________, 2005.

                                TABLE OF CONTENTS

                                                                         Page
USE OF PROCEEDS............................................................1
INVESTMENT OBJECTIVES......................................................1
INVESTMENT RESTRICTIONS....................................................2
INVESTMENT POLICIES AND TECHNIQUES.........................................4
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS AND
    INVESTMENT RISKS......................................................10
OTHER INVESTMENT POLICIES AND TECHNIQUES..................................16
MANAGEMENT OF THE FUND....................................................24
INVESTMENT ADVISER........................................................29
PROXY VOTING PROCEDURES...................................................32
SUB-ADVISER...............................................................32
PORTFOLIO TRANSACTIONS AND BROKERAGE......................................36
DESCRIPTION OF SHARES.....................................................38
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST............................40
REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND....................42
FEDERAL INCOME TAX MATTERS................................................44
PERFORMANCE RELATED AND COMPARATIVE INFORMATION...........................50
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................52
CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT...............................52
ADDITIONAL INFORMATION....................................................53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................54
STATEMENT OF ASSETS AND LIABILITIES.......................................55
APPENDIX A - DESCRIPTION OF RATINGS......................................A-1

                                 USE OF PROCEEDS

         The net proceeds of the offering of Common Shares of the Fund will be approximately $__________($___________ if the Underwriters exercise the overallotment option in full) after payment of the estimated organizational expenses and offering costs. The Fund expects it will be able to invest substantially all of the net proceeds in securities and other instruments that meet the investment objectives and policies within two months after completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.

         For the Fund, First Trust Advisors L.P. ("First Trust Advisors" or "Adviser") has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of underwriter expenses) that exceed $0.04 per Common Share. Fixed Income Discount Advisory Company ("FIDAC" or "Sub-Adviser") has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $.04 per Common Share.


                              INVESTMENT OBJECTIVES

         Investment Objectives. The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will seek to preserve capital.

         The Fund will pursue its objectives by investing primarily in mortgage-backed securities representing part ownership in a pool of either residential or commercial mortgage loans that, in the opinion of the Fund's sub-adviser, offer an attractive combination of credit quality, yield and maturity. These securities may be issued by government agencies or by private originators or issuers, generally in the form of pass-through certificates, collateralized mortgage obligations, residential mortgage-backed securities or commercial mortgage-backed securities. Collectively, agency mortgage pass-through certificates, agency collateralized mortgage obligations, non-agency residential mortgage-backed securities and non-agency commercial mortgage-backed securities are referred to as "MBS."

         Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in MBS. In addition, the Fund may invest up to 20% of its Managed Assets in U.S. government securities, or cash or other short-term instruments, and may invest up to 10% of its Managed Assets in other mortgage-related assets that are secured by pools of assets that represent interests in real estate. The Fund will invest all of its managed assets in securities that at the time of investment are investment grade quality and rated within the three highest investment grades by at least one rating agency or are unrated but judged to be of comparable quality by the Sub-Adviser.

         "Managed Assets" means the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares (defined below), if any, and the principal amount of borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any reverse repurchase agreements, other borrowings or of commercial paper or notes issued by the

Fund). For purposes of determining Managed Assets, the liquidation preference of preferred shares of beneficial interest ("Preferred Shares") is not treated as a liability. Percentage limitations described in this Statement of Additional Information are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market value fluctuations of the Fund's portfolio and other events.

         The Common Shares may trade at a discount or premium to net asset value ("NAV"). An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objectives. For further discussion of the Fund's portfolio composition and associated special risk considerations, see "The Fund's Investments" and "Risks" in the Prospectus.


                             INVESTMENT RESTRICTIONS

         The Fund's investment objectives and certain investment policies of the Fund are described in the Prospectus. The Fund, as a fundamental policy, may not:

                    1. With respect to 75% of its total assets, purchase any securities if, as a result, more than 5% of the Fund's total assets would then be invested in securities of any single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that government securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation;

                    2. Purchase any security if, as a result of the purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of borrowers and other issuers having their principal business activities in the same industry; provided, that this limitation shall not apply with respect to issuers of mortgage-backed securities or obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities;

                    3. Borrow money, except as permitted by the 1940 Act, the rules thereunder and interpretations thereof or pursuant to a Securities and Exchange Commission exemptive order;

                    4. Issue senior securities, as defined in the 1940 Act, other than: (i) Preferred Shares which immediately after issuance will have asset coverage of at least 200%; (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%;
         (iii) the borrowings permitted by investment restriction 3 above; or
         (iv) pursuant to a Securities and Exchange Commission exemptive order;

                    5. Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of debt securities in accordance with its investment objectives, policies and limitations;

                    6. Act as underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities;

                    7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities; and

                    8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or derivative instruments or from investing in securities or other instruments backed by physical commodities).

         For the purpose of applying the limitation set forth in subparagraph 2 above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above.

         Except as noted above, the foregoing fundamental investment policies, together with the investment objectives of the Fund, cannot be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and of the holders of the outstanding Preferred Shares voting as a single class. Under the 1940 Act a "majority of the outstanding voting securities" means the vote of: (A) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy; or (B) more than 50% of the Fund's shares, whichever is less.

         In addition to the foregoing investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

                    1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short; or

                    2. Purchase securities of listed companies for the purpose of exercising control.

         The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.


                       INVESTMENT POLICIES AND TECHNIQUES

         The following information supplements the discussion of the Fund's investment objectives, policies, and techniques that are described in the Fund's Prospectus.

PORTFOLIO COMPOSITION

         The Fund's portfolio will be composed principally of the following investments:

         Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in MBS. In addition, the Fund may invest up to 20% of its Managed Assets in U.S. government securities, or cash or other short-term instruments, and may invest up to 10% of its Managed Assets in Other MBS. Under normal market conditions, the Fund will be fully invested in Agency MBS, Non-Agency RMBS, CMBS and Other MBS.

         The Fund will invest all of its Managed Assets in securities that at the time of investment are investment grade quality. The Fund will only invest in securities which are:

        o issued or guaranteed by the U.S. government or any agency or instrumentality thereof,

        o rated within the three highest investment grades by at least one rating agency (A/A2 or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P") and/or Fitch Ratings, Inc. ("Fitch") or

        o unrated but judged to be of comparable quality by the Sub-Adviser.

         The MBS in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund will not invest in corporate bonds, other than those primarily secured by interests in real estate.

         The Fund will attempt to reduce portfolio prepayment risk by investing in MBS, such as certain Non-Agency RMBS, whose returns may be enhanced by faster prepayments, and also by investing in MBS, such as certain Agency MBS, whose returns may be enhanced by slower prepayments. The Fund may invest a portion of its Managed Assets in subordinated classes of MBS, including Non-Agency RMBS and CMBS.

         The discussion below describes the principal categories of securities in which the Fund intends to invest.

         Agency MBS. Agency MBS are securities that represent participations in, are secured by or are payable from, mortgage loans secured by real residential property. Agency MBS include the following:

         Agency Mortgage Pass-through Certificates. The agency mortgage pass-through certificates in which the Fund will invest include those issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

         These mortgage pass-through certificates provide for the pass-through to investors of their pro rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying loans. GNMA, FNMA and FHLMC guarantee timely distributions of interest and principal to shareholders.

         GNMA is a wholly-owned corporate instrumentality of the U.S. Department of Housing and Urban Development. The full faith and credit of the U.S. government is pledged to payment of all amounts that may be required to be paid under GNMA's guaranty. FNMA and FHLMC are federally chartered and privately owned corporations created pursuant to the Federal National Mortgage Association Charter Act of 1938 and the Emergency Home Finance Act of 1970, respectively. The obligations of FNMA and FHLMC are obligations solely of those respective corporations, and are not backed by the full faith and credit of the U.S. government.

         Agency Collateralized Mortgage Obligations ("Agency CMOs"). Agency CMOs are debt obligations issued by GNMA, FNMA or FHLMC. CMOs are backed by mortgage pass-through certificates (discussed above) and are evidenced by a series of bonds or certificates issued in multiple "classes." The principal and interest on the underlying mortgage assets may be allocated among the several classes of a series of CMOs in many ways.

         In a CMO, a series of bonds or certificates are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several tranches of a series of a CMO in many ways. As a result of this allocation process, certain tranches of a CMO may have more predictable cash flows, while the cash flows of other tranches may be less predictable. CMO tranches with less predictable cash flows will generally exhibit more volatile market prices and yields. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as LIBOR (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable interest rate such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floating rate CMOs based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin.

         Agency CMOs issued after 1991 have generally elected to be treated, for federal income tax purposes, as a Real Estate Mortgage Investment Conduit (a "REMIC"). A Non-Agency issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

         Stripped Mortgage-Backed Securities. The Fund also may invest in stripped mortgage-backed securities ("Stripped Mortgage-Backed Securities"). Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of securities, known as an interest-only or IO security, and all of the principal is distributed to holders of another type of security known as a principal-only or PO security. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

         Non-Agency RMBS. Non-Agency RMBS are debt obligations issued by private originators or issuers in residential mortgage loans. Non-Agency RMBS generally are issued as CMOs, and are backed by pools of whole mortgage loans or by mortgage pass-through certificates.

         Non-Agency RMBS generally are securitized in senior/subordinated structures, or structured with one or more of the types of credit enhancement described below under "Credit Support." In senior/subordinated structures, the senior class investors have greater protection against potential losses on the underlying mortgage loans or assets than the subordinated class investors, who assume the first losses if there are defaults on the underlying loans. See "Additional Information about the Fund's Investments and Investment Risks" for more information.

         CMBS. CMBS are multi-class debt or pass-through or pay-through securities backed by a mortgage loan or pool of mortgage loans on commercial real estate, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties, hotels and motels, nursing homes and medical facilities. Assets underlying CMBS may relate to many properties, only a few properties, or to a single property. Each commercial mortgage loan that underlies a CMBS has certain distinct characteristics.

         Commercial mortgage loans are sometimes non-amortizing and often not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan, the sale of the property or the contribution of additional capital.

         Unlike most single family residential mortgages, commercial real estate loans often contain provisions that substantially reduce the likelihood that they will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination.

         Changing real estate markets may adversely affect both the value of the underlying collateral and the borrower's ability to meet contractual obligations, either of which may lead to delinquencies, defaults, modifications or foreclosure that in turn may lead to the realization of losses in CMBS.

         CMBS have been issued in public and private transactions by a variety of public and private issuers. The Fund may from time to time purchase CMBS directly from issuers in negotiated or non-negotiated transactions or from a holder of such CMBS in the secondary market.

         Commercial mortgage securitizations generally are senior/subordinated structures. The senior class investors have greater protection against potential losses on the underlying mortgage loans or assets than the subordinated class investors who take the first loss if there are defaults on the underlying commercial mortgage loans. Other protections, which may benefit all of the classes including the subordinated classes, may include issuer guarantees, additional subordinated securities, cross-collateralization, overcollateralization and the equity in the underlying properties.

         Other MBS. Other MBS, which will be mortgage-related assets, are collateralized by pools of assets such as home equity loans and lines of credit. Other MBS include pools of loans generally secured by property and other forms of residential dwellings such as manufactured housing and by loans used to finance the building and establishment of franchise businesses. Other MBS include securities secured by second liens on residential property, commonly referred to as "home equity loans" and "home equity lines-of-credit."

         Credit Support. Many of the Non-Agency RMBS, CMBS and Other MBS in which the Fund will invest are issued in a senior/subordinated structure. In these structures, the senior class investors have greater protection against potential losses on the underlying loans or assets than do the subordinated class investors. In senior/subordinated structures, Non-Agency RMBS, CMBS and Other MBS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of a failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price the Fund pays for a security.

         U.S. Government Securities. U.S. government securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, as well as obligations of agencies and instrumentalities of the U.S. government. U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Obligations of agencies and instrumentalities of the U.S. government often are not backed by the full faith and credit of the U.S. government.

         Illiquid/Restricted Securities. The Fund may invest up to 10% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale ("restricted securities"). However, restricted securities determined by the Sub-Adviser to be illiquid are subject to the limitations set forth above.

         Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period which the net proceeds of the offering of Common Shares are being invested, the issuance of Preferred Shares, if any, commercial paper or notes and/or borrowings are being invested or during periods in which the Adviser or the Sub-Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its Managed Assets in cash and cash equivalents. The Adviser's or the Sub-Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impracticable to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objectives.

         The cash and cash equivalents are defined to include, without limitation, the following:

                   (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000, therefore, certificates of deposit purchased by the Fund may not be fully insured.

                   (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. Pursuant to the Fund's policies and procedures, the Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Sub-Adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Sub-Adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Sub-Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity measures) and will continuously monitor the corporation's ability to meet all its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a nationally recognized statistical rating organization and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

                   (5) The Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.


    ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS AND INVESTMENT RISKS

REINVESTMENT RISK

         Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall returns.

INTEREST RATE RISK

         Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Under current market conditions, the Fund will primarily invest in securities that pay a fixed rate of return, therefore the NAV and market price of the Common Shares will tend to decline if the market interest rates applicable to such investments were to rise. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below market yield, increase the security's duration and reduce the value of the security. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase. Market interest rates in the United States currently are near historically low levels.

         An increase in the interest payments on the Fund's borrowings relative to the interest it earns on its investment securities may adversely affect the Fund's profitability. The Fund earns money based upon the spread between the interest payments it earns on its investment securities and the interest payments it must make on its borrowings.

         The Fund relies primarily on short-term borrowings to acquire investment securities with long-term maturities. Accordingly, if short-term interest rates increase, this may adversely affect its profitability. Some of the investment securities the Fund may acquire are adjustable-rate securities. This means that their interest rates may vary over time based upon changes in an objective index, such as:

        o LIBOR. The interest rate that banks in London offer for deposits in London of U.S. dollars.

        o Treasury Rate. A monthly or weekly average yield of benchmark U.S. Treasury securities, as published by the Federal Reserve Board.

        o CD Rate. The weekly average of secondary market interest rates on six-month negotiable certificates of deposit, as published by the Federal Reserve Board.

DERIVATIVES RISK

         The Fund may use various other investment management techniques that also involve certain risks and special considerations, including engaging in hedging and risk management transactions, including interest rate options, futures, swaps, caps, floors and collars, and other derivative transactions. These strategic transactions will be entered into to seek to manage the risks of the Fund's portfolio securities, but may have the effect of limiting the gains from favorable market movements.

         A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on a particular investment or portion of its portfolio, and also may enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. The Fund also may engage in hedging transactions to seek to protect the value of its portfolio against declines in NAV resulting from changes in interest rates or other market changes. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging and risk management techniques described below. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Sub-Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions. The Fund will incur brokerage and other costs in connection with its hedging transactions.

         The Fund may enter into interest rate swaps or total rate of return swaps or purchase or sell interest rate caps or floors. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest, e.g., an obligation to make floating rate payments for an obligation to make fixed rate payments.

         The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling the interest rate floor.

         In circumstances in which the Sub-Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged.

         The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Sub-Adviser's ability to predict correctly the direction and extent of movements in interest rates.

         Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Sub-Adviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions.

         Because these hedging transactions are entered into for good-faith risk management purposes, the Sub-Adviser and the Fund believe these obligations do not constitute senior securities. The Fund usually will enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Sub-Adviser, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to the transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Sub-Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

         The Fund also may engage in credit derivative transactions. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.

         Risks and Special Considerations Concerning Derivatives. In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Sub-Adviser's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance the Sub-Adviser's judgment in this respect will be accurate. Consequently, the use of derivatives for hedging purposes might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

                   (2) Credit Risk. Credit risk is the risk that a loss is sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Sub-Adviser reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's success in using hedging instruments is subject to the Sub-Adviser's ability to correctly predict changes in relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Sub-Adviser's judgment in this respect will be accurate. An imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are liquid because the exchange clearinghouse is the counterparty of every contract. Over-the-counter ("OTC") transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

RESTRICTIVE COVENANTS AND 1940 ACT RESTRICTIONS

         With respect to a leverage borrowing program instituted by the Fund, the credit agreements governing such a program (the "Credit Agreements") will likely include usual and customary covenants for this type of transaction, including, but not limited to, limits on the Fund's ability to: (i) issue Preferred Shares; (ii) incur liens or pledge portfolio securities or investments; (iii) change its investment objectives or fundamental investment restrictions without the approval of lenders; (iv) make changes in any of its business objectives, purposes or operations that could result in a material adverse effect; (v) make any changes in its capital structure; (vi) amend the Fund documents in a manner which could adversely affect the rights, interests or obligations of any of the lenders; (vii) engage in any business other than the business currently engaged in; (viii) create, incur, assume or permit to exist certain debt except for certain specific types of debt; and (ix) permit any of its Employee Retirement Income Security Act ("ERISA") affiliates to cause or permit to occur an event that could result in the imposition of a lien under the Code or ERISA. In addition, the Credit Agreements would not permit the Fund's asset coverage ratio (as defined in the Credit Agreements) to fall below 300% at any time.

         Under the requirements of the 1940 Act, the Fund must have asset coverage of at least 300% immediately after any borrowing, including borrowing under any leverage borrowing program the Fund implements. For this purpose, asset coverage means the ratio which the value of the total assets of the Fund, less liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of borrowings represented by senior securities issued by the Fund. The Credit Agreements would limit the Fund's ability to pay dividends or make other distributions on the Fund's Common Shares unless the Fund complies with the Credit Agreements' 300% asset coverage test. In addition, the Credit Agreements will not permit the Fund to declare dividends or other distributions or purchase or redeem Common Shares or Preferred Shares: (i) at any time that any event of default under the Credit Agreements has occurred and is continuing; or (ii) if, after giving effect to such declaration, the Fund would not meet the Credit Agreements' 300% asset coverage test set forth in the Credit Agreements.


                    OTHER INVESTMENT POLICIES AND TECHNIQUES

HEDGING STRATEGIES

         General Description of Hedging Strategies. The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale, to seek to reduce interest rate risks arising from the use of any Financial Leverage by the Fund and to mitigate risks, including interest rate, currency and credit risks. The specific derivative instruments to be used, or other transactions to be entered into, for such hedging purposes may include exchange-listed and over-the-counter put and call options on currencies, securities, fixed-income, currency and interest rate indices, and other financial instruments, financial futures contracts and options thereon (hereinafter referred to as "Futures" or "futures contracts"), interest rate and currency transactions such as swaps, caps, floors or collars or credit derivative instruments.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" recognized but unrealized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission, the several options and futures exchanges upon which they are traded, the CFTC and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

         General Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the Fund is not subject to regulation as a commodity pool under the CEA.

         Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

         Asset Coverage for Futures and Options Positions. The Fund will comply with the regulatory requirements of the Securities and Exchange Commission and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the Securities and Exchange Commission and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

         Options. As an anticipatory hedge, the Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price.

         As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

         Certain Considerations Regarding Options. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

         Some, but not all, of the derivative instruments may be traded and listed on an exchange. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         Futures Contracts. The Fund may enter into securities-related futures contracts, including security futures contracts as an anticipatory hedge. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in securities prices and purchases of Futures as an offset against the effect of expected increases in securities prices. The Fund will not enter into futures contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into futures contracts that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. A security futures contract is a legally binding agreement between two parties to purchase or sell in the future a specific quantity of shares of a security or of the component securities of a narrow-based security index, at a certain price. A person who buys a security futures contract enters into a contract to purchase an underlying security and is said to be "long" the contract. A person who sells a security futures contact enters into a contract to sell the underlying security and is said to be "short" the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange.

         Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. In order to enter into a security futures contract, the Fund must deposit funds with its custodian in the name of the futures commodities merchant equal to a specified percentage of the current market value of the contract as a performance bond. Moreover, all security futures contracts are marked-to-market at least daily, usually after the close of trading. At that time, the account of each buyer and seller reflects the amount of any gain or loss on the security futures contract based on the contract price established at the end of the day for settlement purposes.

         An open position, either a long or short position, is closed or liquidated by entering into an offsetting transaction (i.e., an equal and opposite transaction to the one that opened the position) prior to the contract expiration. Traditionally, most futures contracts are liquidated prior to expiration through an offsetting transaction and, thus, holders do not incur a settlement obligation. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract and the Fund may not be able to realize a gain in the value of its future position or prevent losses from mounting. This inability to liquidate could occur, for example, if trading is halted due to unusual trading activity in either the security futures contract or the underlying security; if trading is halted due to recent news events involving the issuer of the underlying security; if systems failures occur on an exchange or at the firm carrying the position; or, if the position is on an illiquid market. Even if the Fund can liquidate its position, it may be forced to do so at a price that involves a large loss.

         Under certain market conditions, it may also be difficult or impossible to manage the risk from open security futures positions by entering into an equivalent but opposite position in another contract month, on another market, or in the underlying security. This inability to take positions to limit the risk could occur, for example, if trading is halted across markets due to unusual trading activity in the security futures contract or the underlying security or due to recent news events involving the issuer of the underlying security.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Security futures contracts that are not liquidated prior to expiration must be settled in accordance with the terms of the contract. Some security futures contracts are settled by physical delivery of the underlying security. At the expiration of a security futures contract that is settled through physical delivery, a person who is long the contract must pay the final settlement price set by the regulated exchange or the clearing organization and take delivery of the underlying shares. Conversely, a person who is short the contract must make delivery of the underlying shares in exchange for the final settlement price. Settlement with physical delivery may involve additional costs.

         Other security futures contracts are settled through cash settlement. In this case, the underlying security is not delivered. Instead, any positions in such security futures contracts that are open at the end of the last trading day are settled through a final cash payment based on a final settlement price determined by the exchange or clearing organization. Once this payment is made, neither party has any further obligations on the contract.

         As noted above, margin is the amount of funds that must be deposited by the Fund in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit is intended to ensure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

         Because of the low margin deposits required, futures contracts trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contracts were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         In addition to the foregoing, imperfect correlation between the futures contracts and the underlying securities may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Under certain market conditions, the prices of security futures contracts may not maintain their customary or anticipated relationships to the prices of the underlying security or index. These pricing disparities could occur, for example, when the market for the security futures contract is illiquid, when the primary market for the underlying security is closed, or when the reporting of transactions in the underlying security has been delayed.

         In addition, the value of a position in security futures contracts could be affected if trading is halted in either the security futures contract or the underlying security. In certain circumstances, regulated exchanges are required by law to halt trading in security futures contracts. For example, trading on a particular security futures contract must be halted if trading is halted on the listed market for the underlying security as a result of pending news, regulatory concerns, or market volatility. Similarly, trading of a security futures contract on a narrow-based security index must be halted under circumstances such as where trading is halted on securities accounting for at least 50% of the market capitalization of the index. In addition, regulated exchanges are required to halt trading in all security futures contracts for a specified period of time when the Dow Jones Industrial Average ("DJIA") experiences one-day declines of 10-, 20- and 30%. The regulated exchanges may also have discretion under their rules to halt trading in other circumstances - such as when the exchange determines that the halt would be advisable in maintaining a fair and orderly market.

         A trading halt, either by a regulated exchange that trades security futures or an exchange trading the underlying security or instrument, could prevent the Fund from liquidating a position in security futures contracts in a timely manner, which could expose the Fund to a loss.

         Each regulated exchange trading a security futures contract may also open and close for trading at different times than other regulated exchanges trading security futures contracts or markets trading the underlying security or securities. Trading in security futures contracts prior to the opening or after the close of the primary market for the underlying security may be less liquid than trading during regular market hours.

         Swap Agreements. For hedging purposes, the Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

         Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

         Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

         A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the Securities and Exchange Commission. If the Fund enters into a swap agreement on a net basis, it will be required to segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will be required to segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

         Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a security, security index or basket of securities in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to securities making up the index of securities without actually purchasing those securities. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the interest that the Fund will be committed to pay under the swap.

BORROWINGS AND PREFERRED SHARES

         The Fund anticipates that under current market conditions it will issue Leverage Instruments in an aggregate amount of up to 33 1/3% of its Managed Assets, after such issuance and/or borrowings, approximately two months after the completion of this offering. Any use of Leverage Instruments by the Fund will, however, be consistent with the provisions of the 1940 Act. The Fund intends to utilize leverage primarily through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its securities as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the securities continue to pay principal and interest which are for the benefit of the Fund. The Fund may borrow from banks and other financial institutions.

         The Leverage Instruments would have complete priority upon distribution of assets over Common Shares. The issuance of Leverage Instruments would leverage the Common Shares. Although the timing and other terms of the offering of Leverage Instruments and the terms of the Leverage Instruments would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds derived from any Leverage Instrument offering in securities consistent with the Fund's investment objective and policies. If Preferred Shares are issued they would pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by an auction process. The adjustment period for Preferred Shares dividends could be as short as one day or as long as a year or more. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate or interest rate of the Leverage Instruments, after taking expenses into consideration, the leverage will cause Common Shareholders to receive a higher rate of income than if the Fund were not leveraged.

         Leverage creates risk for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the holders of the Common Shares or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of leverage is less than the cost of leverage, the Fund's return will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Sub-Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's Common Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate than the costs of leverage, which would enhance returns to Common Shareholders. The fees paid to the Adviser and Sub-Adviser will be calculated on the basis of the Managed Assets including proceeds from borrowings for leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing financial leverage, the investment advisory fee payable to the Adviser and Sub-Adviser will be higher than if the Fund did not utilize a leveraged capital structure. The use of leverage creates risks and involves special considerations.

         The Fund's Declaration authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may enter into reverse repurchase agreements, issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33 1/3% of Managed Assets after borrowings). With respect to such borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

         The rights of lenders to the Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the Common Shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund, subject to its ability to liquidate its portfolio, intends to repay the borrowings. Any borrowing will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

         Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's trustees will be elected by the holders of Preferred Shares as a class. The remaining trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Fund.

         The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

         The general supervision of the duties performed for the Fund under the Investment Management Agreement is the responsibility of the Board of Trustees. The trustees set broad policies for the Fund and choose the Fund's officers. The following is a list of the trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, with the trustee who is an "interested person" (as such term is defined in the 1940 Act) of the Fund indicated by an asterisk.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF                                            IN FUND
                                             OFFICE AND                                         COMPLEX          OTHER
                         POSITION AND        YEAR FIRST            PRINCIPAL                    OVERSEEN         TRUSTEESHIPS
                         OFFICES WITH        ELECTED OR            OCCUPATIONS DURING           BY TRUSTEE       HELD BY
NAME, ADDRESS AND AGE    FUND                APPOINTED             PAST 5 YEARS                 OR OFFICER       TRUSTEE
---------------------    ------------        ----------            -------------                ----------       ------------

Trustee who is an
Interested Person of
the Fund
--------------------


James A. Bowen(1)*       President,          o One Year(2)         President, First Trust       22 Portfolios    None
1001 Warrenville Road,   Chairman of                               Portfolios and First
  Suite 300              the Board, Chief    o 2005                Trust Advisors; Chairman
Lisle, IL 60532          Executive Officer                         of the Board of Directors
D.O.B.: 09/55            and Trustee                               Bond Wave, LLC and
                                                                   Stonebridge Advisors LLC


Trustees who are not
Interested Persons of
the Fund
--------------------

Richard E. Erickson      Trustee             o One Year(2)         Physician,                   22 Portfolios    None
c/o First Trust                                                    Sportsmed/Wheaton
Advisors L.P.                                o 2005                Orthopedics
1001 Warrenville Road,
  Suite 300
Lisle, IL 60532
D.O.B.: 04/51

Niel B. Nielson          Trustee             o One Year(2)         President (2002 to           22 Portfolios    Director of Good
c/o First Trust                                                    to Present), Covenant                         News Publishers -
Advisors L.P.                                o 2005                College; Pastor (1997 to                      Crossway Books;
1001 Warrenville Road,                                             2002), College Church                         Covenant Transport
  Suite 300                                                        in Wheaton                                    Inc.
Lisle, IL 60532
D.O.B.: 03/54

Thomas R. Kadlec         Trustee             o One Year(2)         Vice President, Chief        22 Portfolios    None
c/o First Trust                                                    Financial Officer (1990
Advisors L.P.                                o 2005                to Present), ADM Investor
1001 Warrenville Road,                                             Services, Inc. (Futures
  Suite 300                                                        Commission Merchant);
Lisle, IL 60532                                                    Registered Representative
D.O.B.: 11/57                                                      (2000 to Present), Segerdahl
                                                                   & Company, Inc., an NASD
                                                                   member (Broker-Dealer)

David M. Oster           Trustee             o One Year(2)         Trader (Self-Employed)       10 Portfolios    None
c/o First Trust                                                    (1987 to Present)
Advisors L.P.                                o 2005                (Options Trading and
1001 Warrenville Road,                                             Market Making)
  Suite 300
Lisle, IL 60532
D.O.B.: 03/64


Officers of the Fund
--------------------

Mark R. Bradley          Treasurer,          o Indefinite term     Chief Financial              22 Portfolios    N/A
1001 Warrenville Road,   Controller,                               Officer, Managing
  Suite 300              Chief Financial     o 2005                Director, First Trust
Lisle, IL 60532          Officer and                               Portfolios and First
D.O.B.: 11/57            Chief Accounting                          Trust Advisors; Chief
                         Officer                                   Financial Officer, Bond
                                                                   Wave LLC and Stonebridge
                                                                   Advisors LLC

Susan M. Brix            Assistant           o Indefinite term     Representative,              22 Portfolios    N/A
1001 Warrenville Road,   Vice President                            First Trust Portfolios;
  Suite 300                                  o 2005                Assistant Portfolio
Lisle, IL 60532                                                    Manager, First
D.O.B.: 01/60                                                      Trust Advisors


                                                                -25-

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF                                            IN FUND
                                             OFFICE AND                                         COMPLEX          OTHER
                         POSITION AND        YEAR FIRST            PRINCIPAL                    OVERSEEN         TRUSTEESHIPS
                         OFFICES WITH        ELECTED OR            OCCUPATIONS DURING           BY TRUSTEE       HELD BY
NAME, ADDRESS AND AGE    FUND                APPOINTED             PAST 5 YEARS                 OR OFFICER       TRUSTEE
---------------------    ------------        ----------            -------------                ----------       ------------
Robert F. Carey          Vice President      o Indefinite term     Senior Vice President,       22 Portfolios    N/A
1001 Warrenville Road,                                             First Trust  Portfolios
  Suite 300                                  o 2005                and First Trust
Lisle, IL 60532                                                    Advisors
D.O.B.: 07/63

W. Scott Jardine         Secretary and       o Indefinite term     General Counsel, First       22 Portfolios    N/A
1001 Warrenville Road,   Chief Compliance                          Trust Portfolios and
  Suite 300              Officer             o 2005                First Trust Advisors;
Lisle, IL 60532                                                    Secretary, Bond Wave, LLC
D.O.B.: 05/60                                                      and Stonebridge Advisors
                                                                   LLC

Kristi A. Maher          Assistant           o Indefinite term     Assistant General            22 Portfolios    N/A
1001 Warrenville Road,   Secretary                                 Counsel (March 2004 to
  Suite 300                                  o 2005                Present), First Trust
Lisle, IL 60532                                                    Portfolios and First Trust
D.O.B.: 12/66                                                      Advisors; Associate
                                                                   (1995 to March 2004),
                                                                   Chapman and Cutler LLP

Roger Testin             Vice President      o Indefinite term     Vice President               22 Portfolios    N/A
1001 Warrenville Road,                                             (August 2001 to Present),
  Suite 300                                  o 2005                First Trust Advisors;
Lisle, IL 60532                                                    Analyst (1998 to 2001),
D.O.B.: 06/66                                                      Dolan Capital Management


--------------------

(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position of President of First Trust Advisors, investment adviser of the Fund.

(2) Trustees are elected each year by shareholders and serve a one year term until their successors are elected. Mr. Bowen's officer positions with the Fund have an indefinite term.


         The Board of Trustees of the Fund has four standing committees, the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other such matters relating to such financing, including determining the price at which such shares are to be sold and approval of the final terms of the underwriting agreement, including approval of the members of the underwriting syndicate. Such committee is also responsible for the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Fund's Board of Trustees. Messrs. Erickson, Nielson, Kadlec and Oster are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott

Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate;
(d) information as to whether the candidate is an "interested person" in relation to such Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec and Oster are members of the Valuation Committee. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson, Kadlec and Oster serve on the Audit Committee. The Audit Committee met on March 7, 2005.


         Messrs. Erickson, Nielson, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust Advisors with 12 portfolios. Messrs. Bowen, Erickson, Nielson, Kadlec and Oster are also trustees of the First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund and First Trust/Aberdeen Global Opportunity Income Fund, closed-end funds advised by First Trust Advisors. None of the trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Fund hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/ Fiduciary Asset Management Covered Call Fund and First Trust/Aberdeen Global Opportunity Income Fund (collectively, the "First Trust Fund Complex") as they hold with the Fund.


         Each fund in the First Trust Fund Complex pays each trustee who is not an officer or employee of First Trust Advisors, any sub-adviser or any of their affiliates ("Independent Trustees") an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to Independent Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust Fund Complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

         The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the trustees and estimated total compensation to be paid to each of the trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans.

                                                  ESTIMATED TOTAL COMPENSATION
                          ESTIMATED AGGREGATE           FROM FUND AND
 NAME OF TRUSTEE       COMPENSATION FROM FUND (1)      FUND COMPLEX(2)

 James A. Bowen                    $0                         $0
 Richard E. Erickson            $10,000                    $110,000
 Thomas R. Kadlec               $10,000                    $110,000
 Niel B. Nielson                $10,000                    $110,000
 David M. Oster                 $10,000                    $100,000
--------------------
(1) The compensation estimated to be paid by the Fund to the trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, Independent Trustees, from the Fund and Fund Complex for a full calendar year is based on estimated compensation to be paid to these trustees for a full calendar year for services as trustees to the First Defined Portfolio Fund, LLC, an open-end fund (with 12 portfolios) advised by First Trust Advisors plus estimated compensation to be paid to these trustees by the First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund and the Fund for a full calendar year. Mr. Oster is currently not a trustee of the First Defined Portfolio Fund, LLC. Accordingly, his estimated total compensation is based on the estimated compensation to be paid by the First Trust Value Line(R) 100 Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund and the Fund for a full calendar year.

         The Fund has no employees. Its officers are compensated by First Trust Advisors. The Shareholders of the Fund will elect trustees at the next annual meeting of shareholders.

         The following table sets forth the dollar range of equity securities beneficially owned by the trustees in the Fund and in other funds overseen by the trustees in the First Trust Fund Complex as of ________, 2005:

                                                  AGGREGATE DOLLAR RANGE OF
                                                    EQUITY SECURITIES IN
                    DOLLAR RANGE OF         ALL REGISTERED INVESTMENT COMPANIES
                   EQUITY SECURITIES               OVERSEEN BY TRUSTEE IN
TRUSTEE               IN THE FUND                 FIRST TRUST FUND COMPLEX

Mr. Bowen               None                      Over $100,000
Mr. Erickson            None                      $ 10,001-$50,000
Mr. Kadlec              None                      $ 50,001-$100,000
Mr. Nielson             None                      $10,001-$50,000
Mr. Oster               None                      Over $100,000

         As of ________, 2005, the trustees of the Fund who are not "interested persons" of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of ____________, 2005, First Trust Portfolios L.P. owned both beneficially and of record all of the Common Shares of the Fund.


                               INVESTMENT ADVISER

         First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund. As investment adviser, First Trust Advisors provides the Fund with professional investment supervision and selects the Fund's Sub-Adviser (with the approval of the Board of Trustees) and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. First Trust Advisors supervises the activities of the Fund's Sub-Adviser and provides the Fund with certain other services necessary with the management of the portfolio.

         First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940 (the "Advisers Act"). First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

         First Trust Advisors is also adviser or sub-adviser to nineteen mutual funds and ten closed-end funds (including the Fund) and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust

Portfolios, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust Portfolios introduced the first insured unit investment trust in 1974 and to date, more than $56 billion in gross assets have been deposited in First Trust Portfolios unit investment trusts.

         First Trust Advisors acts as investment adviser to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the trustees including a majority of the Independent Trustees, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by a majority vote of the outstanding voting securities of the Fund (accompanied by appropriate notice), and will terminate automatically upon assignment. The Investment Management Agreement also may be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Adviser, or any officer or director of the Adviser, has taken any action which results in a breach of the covenants of the Adviser set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not the purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if the recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement. As compensation for its services, the Fund pays First Trust Advisors a fee as described in the Prospectus. See "Management of the Fund--Investment Management Agreement" in the Fund's Prospectus.

         In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including: compensation of its trustees (other than those affiliated with First Trust Advisors); custodian, transfer agency, administrative, accounting and dividend disbursing expenses; legal fees; sub-licensing fee; expenses of independent auditors; expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies; and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

         On March 7, 2005, the Trustees of the Fund met with representatives of First Trust Advisors and the Sub-Adviser (the "Fund Advisers") to consider, among other things, the possible approval of the Investment Management Agreement between the Fund and First Trust Advisors and the Sub-Advisory Agreement among the Adviser, the Sub-Adviser and the Fund.

         The Board of Trustees approved the Investment Management Agreement with First Trust Advisors at the meeting held on March 7, 2005. The Board received and reviewed data from First Trust Advisors, which the Trustees discussed at the meeting with representatives of the Adviser, Fund counsel and independent counsel. The Board concluded that the terms of the Investment Management Agreement are fair and reasonable and that the Investment Management Agreement is in the best interest of the Fund.

         The Trustees considered the nature, extent and quality of services to be provided under the Investment Management Agreement, noting that First Trust Advisors employees provided management services to other closed-end funds in the First Trust Fund Complex with diligence and care. They noted the compliance program that had been developed by First Trust Advisors and the skills of its employees who would be working with the Fund. The Trustees concluded they were comfortable that First Trust Advisors had the capabilities and resources to oversee the operations of the Fund, including overseeing the Sub-Adviser.

         The Trustees reviewed information compiled by First Trust Advisors from an independent source on management and advisory fees charged to similar closed-end funds, and they discussed with representatives of First Trust Advisors certain differences between those funds and the Fund. They noted that half of the fee payable by the Fund to First Trust Advisors would then be paid to the Sub-Adviser, and they took this and other costs to be borne by First Trust Advisors in connection with its services to be performed under the Investment Management Agreement into consideration when analyzing the estimated profitability of the Investment Management Agreement to First Trust Advisors. The Trustees concluded that the estimated profitability was not unreasonable.

         At the March 7, 2005 meeting, the Trustees received a presentation from senior executives of the Sub-Adviser, who described the Sub-Adviser's experience and investment style and the performance of its other similar accounts. The Trustees had the opportunity to ask questions and review materials submitted by the Sub-Adviser, and they met with Fund counsel and independent counsel to review their duties and responsibilities in connection with their consideration of the Sub-Advisory Agreement among the Fund, the Adviser and the Sub-Adviser, as they also had done for the Investment Management Agreement. The Trustees considered the nature, extent and quality of services to be provided by the Sub-Adviser, and noted the background and experience of the portfolio managers. They noted that the Sub-Adviser had not previously provided investment advisory services to a closed-end investment company, but they noted that the Adviser would be supervising the Sub-Adviser, and that the Sub-Adviser's compliance program would reflect regulatory restrictions imposed on closed-end funds.

         The Sub-Adviser provided information on fees charged to its other non-closed-end fund clients, and the Trustees concluded that the fees to be paid under the Sub-Advisory Agreement were reasonable. The Trustees also concluded that the terms of the Sub-Advisory Agreement are fair and reasonable and that the Sub-Advisory Agreement is in the best interest of the Fund.

CODE OF ETHICS

         The Fund, Adviser and Sub-Adviser have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund, except that Sub-Adviser personnel are not permitted to trade for their own account in mortgage-backed securities, derivatives of mortgage-backed securities or other real estate-related securities. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 942-8090. The codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission's web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission Public Reference Section, Washington, D.C. 20549-0102.


                      PROXY VOTING POLICIES AND PROCEDURES

         The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

         A senior member of First Trust Advisors is responsible for oversight of the Fund's proxy voting process. First Trust Advisors has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust Advisors on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust Advisors reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust Advisors may not vote in accordance with the ISS recommendations when First Trust Advisors believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust Advisors manages the assets of a company or its pension plan and any of First Trust clients hold any securities of that company, First Trust Advisors will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust Advisors to follow specific voting guidelines or additional guidelines, First Trust Advisors will review the request and inform the client only if First Trust Advisors is not able to follow the clients' request.

         First Trust Advisors has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust Advisors' general voting policies.

         Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                   SUB-ADVISER

         FIDAC, which is a registered investment adviser, will act as Sub-Adviser to the Fund. FIDAC was formed in 1994, and is located in New York, New York. FIDAC is a leading fixed- income management company specializing in investing in US agency mortgage-backed and Treasury securities and managing interest rate-sensitive strategies. From initially managing investment strategies in separate managed accounts and its first fund, The U.S. Dollar Floating Rate Fund, Ltd., FIDAC has grown assets under management to approximately US$18.6 billion as of March 31, 2005 through nine investment vehicles distributed in Latin America, Europe, China, Japan, South Korea, Canada, the United States, Malta and South Africa. In June of 2004, FIDAC was acquired by Annaly Mortgage Management, Inc. ("Annaly"), a New York Stock Exchange-listed real estate investment trust which, at March 31, 2005, owned and managed a portfolio of approximately $19.2 billion in residential mortgage-backed securities. The following is a brief description of the background of the key management personnel of FIDAC.

         There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a team of FIDAC professionals led by Michael A.J. Farrell, Wellington Denahan-Norris, Jennifer Karve, James Fortescue, Kristopher Konrad and Rose-Marie Lyght. Mr. Farrell is the Chief Executive Officer, President and founder of FIDAC and Chairman, Chief Executive Officer and President of Annaly. Mrs. Denahan-Norris is the Executive Vice-President and Chief Investment Officer of FIDAC and Vice Chairman, Chief Investment Officer and founder of Annaly and has been with both companies since their inception. Ms. Karve is an Executive Vice-President and Senior Portfolio Manager for FIDAC and Executive Vice-President and Senior Portfolio Manager for Annaly. Ms. Karve joined FIDAC in 1994. Mr. Fortescue is a Senior Vice-President and Head of Financing for FIDAC and Annaly. Mr. Fortescue joined FIDAC in 1995. Mr. Konrad is a Senior Vice-President and Portfolio Manager for FIDAC and Annaly. Mr. Konrad joined both companies in 1997. Ms. Lyght is a Senior Vice-President and Portfolio Manager for FIDAC and Annaly. Ms. Lyght joined both companies in 1999.

         The portfolio managers also have responsibility for the day-to-day management of accounts other than the Fund, including separate accounts and unregistered funds. The advisory fees received by FIDAC in connection with the management of the Fund and other accounts are not based on the performance of the Fund or the other accounts. Information regarding those other accounts is set forth below.

               Number of Other Accounts Managed and Assets by Account Type
                              As of March 31, 2005

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Registered Investment
                                Companies                    Other Pooled Investment
Portfolio Manager*              (other than the Fund)        Vehicles                     Other Accounts
------------------------------- ---------------------------- ---------------------------- ----------------------------
Michael A.J. Farrell            Number: 0                    Number: 9                    Number: 12
                                Assets: $0                   Assets: $ 16.8 billion       Assets:  $1.9 billion
------------------------------- ---------------------------- ---------------------------- ----------------------------
Wellington Denahan - Norris     Number: 0                    Number: 9                    Number: 12
                                Assets: $0                   Assets: $ 16.8 billion       Assets:  $1.9 billion
------------------------------- ---------------------------- ---------------------------- ----------------------------
Jennifer Karve                  Number: 0                    Number: 9                    Number: 12
                                Assets: $0                   Assets: $ 16.8 billion       Assets:  $1.9 billion
------------------------------- ---------------------------- ---------------------------- ----------------------------
James Fortescue                 Number: 0                    Number: 9                    Number: 12
                                Assets: $0                   Assets: $ 16.8 billion       Assets:  $1.9 billion
------------------------------- ---------------------------- ---------------------------- ----------------------------
Kristopher Konrad               Number: 0                    Number: 9                    Number: 12
                                Assets: $0                   Assets: $ 16.8 billion       Assets:  $1.9 billion
------------------------------- ---------------------------- ---------------------------- ----------------------------
Rose-Marie Lyght                Number: 0                    Number: 9                    Number: 12
                                Assets: $0                   Assets: $ 16.8 billion       Assets:  $1.9 billion
------------------------------- ---------------------------- ---------------------------- ----------------------------


* Each of the Portfolio Managers set forth in the above table also have responsibility for the day-to-day management of Annaly Mortgage Management, Inc., a New York Stock Exchange-listed real estate investment trust which, at March 31, 2005, owned and managed a portfolio of approximately $19.2 billion in residential mortgage-backed securities.



         As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Fund. Fees earned by FIDAC may vary among these accounts. Such management of other accounts could create conflicts of interest if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, FIDAC believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; (ii) the securities in which the Fund will invest are typically highly rated liquid securities; and (iii) the portfolio managers do not invest personally in any of these accounts. In addition, FIDAC has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

         As of April 25, 2005, the portfolio managers receive all of their compensation from FIDAC and its parent company, Annaly. Michael A.J. Farrell, Wellington Denahan-Norris, Jennifer Karve, James Fortescue, Kristopher Konrad and Rose-Marie Lyght each receive compensation in the form of salary as well as an annual discretionary bonus. Discretionary bonuses are determined by Annaly's compensation committee after consideration of several factors including but not necessarily limited to:

           (a) Individual performance;

           (b) Annaly's overall performance; and

           (c) Other factors the compensation committee determines to be appropriate.

         At March 31, 2005, none of the portfolio managers beneficially owned any shares of the Fund, and the Sub-Adviser prohibits its personnel from purchasing shares of the Fund.

         The Sub-Adviser, subject to the Board of Trustees' and Adviser's supervision, provides the Fund with discretionary investment services. Specifically, the Sub-Adviser is responsible for managing the investments of the Fund in accordance with the Fund's investment objectives, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees. The Sub-Adviser further agrees to conform to all applicable laws and regulations of the Securities and Exchange Commission in all material respects and to conduct its activities under the Sub-Advisory Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Sub-Adviser will satisfy its fiduciary duties to the Fund, will monitor the Fund's investments, and will comply with the provisions of the Fund's Declaration and By-laws, and the stated investment objectives, policies and restrictions of the Fund. The Sub-Adviser is responsible for effecting all security transactions for the Fund's assets. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any loss suffered by the Fund or the Adviser (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Sub-Adviser's duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in performance of its duties under such Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under such Sub-Advisory Agreement.

         Pursuant to the Sub-Advisory Agreement between the Adviser, the Sub-Adviser and the Fund, the Adviser has agreed to pay for the services and facilities provided by the Sub-Adviser through sub-advisory fees, as set forth in the Fund's Prospectus.

         The Sub-Advisory Agreement may be terminated without the payment of any penalty by the Adviser, First Trust Advisors, the Fund's Board of Trustees or a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), upon 60 days' written notice to the Sub-Adviser.

         All fees and expenses are accrued daily and deducted before payment of dividends to investors. The Sub-Advisory Agreement has been approved by a majority of the Independent Trustees of the Fund and the sole shareholder of the Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Board of Trustees, the Sub-Adviser shall have authority and discretion to select brokers and dealers to execute transactions initiated by the Sub-Adviser and to select the market in which the transactions will be executed. In placing orders for the sale and purchase of securities for the Fund, the Sub-Adviser's primary responsibility shall be to seek the best execution of orders at the most favorable prices. However, this responsibility shall not obligate the Sub-Adviser to solicit competitive bids for each transaction or to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser reasonably believes that the broker or dealer selected by it can be expected to obtain a "best execution" market price on the particular transaction and determines in good faith that the commission cost is reasonable in relation to the value of the brokerage and research services (as defined in Section 28(e)(3) of the Securities Exchange Act of 1934) provided by such broker or dealer to the Sub-Adviser, viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

         Subject to compliance with the policies and procedures adopted by the Board of Trustees for the Fund and communicated to the Sub-Adviser and to the extent permitted by and in conformance with applicable law (including Rule 17e-1 of the 1940 Act), the Sub-Adviser may select brokers or dealers affiliated with Sub-Adviser.

         The Sub-Adviser's objective in selecting brokers and dealers and in effecting portfolio transactions is to seek to obtain the best combination of price and execution with respect to its clients' portfolio transactions. Steps associated with seeking best execution are: (1) determine each client's trading requirements; (2) select appropriate trading methods, venues, and agents to execute the trades under the circumstances; (3) evaluate market liquidity of each security and take appropriate steps to avoid excessive market impact; (4) maintain client confidentiality and proprietary information inherent in the decision to trade; and (5) review the results on a periodic basis.

         In arranging for the purchase and sale of clients' portfolio securities, the Sub-Adviser takes numerous factors into consideration. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but a number of other judgmental factors are considered as they are deemed relevant. The factors include, but are not limited to: the execution capabilities required by the transactions; the ability and willingness of the broker or dealer to facilitate the accounts' portfolio transactions by participating therein for its own account; the importance to the account of speed, efficiency and confidentiality; the broker or dealer's apparent familiarity with sources from or to whom particular securities might be purchased or sold; the reputation and perceived soundness of the broker or dealer; the Sub-Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security;

confidentiality; the execution, clearance and settlement capabilities as well as the reputation and perceived soundness of the broker-dealer selected and others which are considered; the Sub-Adviser's knowledge of actual or apparent operational problems of any broker-dealer; the broker-dealer's execution services rendered on a continuing basis and in other transactions; the reasonableness of spreads or commissions; as well as other matters relevant to the selection of a broker or dealer for portfolio transactions for any account. The Sub-Adviser does not adhere to any rigid formula in making the selection of the applicable broker or dealer for portfolio transactions, but weighs a combination of the preceding factors.

         When buying or selling securities in dealer markets, the Sub-Adviser generally prefers to deal directly with market makers in the securities. The Sub-Adviser will typically effect these trades on a "net" basis, and will not pay the market maker any commission, commission equivalent or markup/markdown other than the "spread." Usually, the market maker profits from the "spread," that is, the difference between the price paid (or received) by the Sub-Adviser and the price received (or paid) by the market maker in trades with other broker-dealers or other customers.

         The Sub-Adviser may use Electronic Communications Networks ("ECN") or Alternative Trading Systems ("ATS") to effect such over-the-counter trades when, in the Sub-Adviser's judgment, the use of an ECN or ATS may result in equal or more favorable overall executions for the transactions.

         When appropriate under its discretionary authority and consistent its duty to obtain best execution and its adopted policies and procedures, the Sub-Adviser may direct brokerage transactions for client accounts to broker-dealers who provide the Sub-Adviser with research and brokerage products and services. The brokerage commissions used to acquire research in these arrangements are known as "soft dollars." While the Sub-Adviser currently does not utilize soft dollars for its clients, including the Fund, and does not anticipate doing so, the policy of the Sub-Adviser for such transactions is set forth below. To the extent that the Sub-Adviser does utilize soft dollars to acquire research, this research may be shared across all of such advisers and any of their respective clients whose accounts may benefit from such research.

         Consistent with obtaining best execution, brokerage commissions on accounts' portfolio transactions may be directed to broker-dealers in recognition of research services furnished by them, as well as for services rendered in the execution of orders by such broker-dealers. As a general matter, such research services will be used to service all of the accounts of the Sub-Adviser. However, research obtained with soft dollars may not necessarily be utilized for the specific account that generated the soft dollars and every research service may not necessarily be used to service every account managed by the respective adviser. The Sub-Adviser does not expect to allocate the relative costs or benefits of research among client accounts because it believes that, in the aggregate, the research received benefits clients and assists it in fulfilling its overall duty to their respective clients. The Sub-Adviser will not enter into any agreement or understanding with any broker-dealer who would obligate it to direct a specific amount of brokerage transactions or commissions in return for research services.

         Portfolio transactions for each client account will generally be completed independently, except when the Sub-Adviser is in the position of buying or selling the same security for a number of clients at approximately the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to avoid having clients receive different prices for the same security on the same day, the Sub-Adviser endeavors, when possible, to use an "averaging" procedure.

         Under this procedure, purchases or sales of a particular security for clients' accounts will at times be combined or "batched" with purchases or sales for other advisory clients by the Sub-Adviser unless the client has expressly directed otherwise. Such batched trades may be used to facilitate best execution, including negotiating more favorable prices, obtaining more timely or equitable execution or reducing overall commission charges. In such cases, the price shown on confirmations of clients' purchases or sales will be the average execution price on all of the purchases and sales that are aggregated for this purpose.

         The Sub-Adviser may also consider the following when deciding on allocations: 1) cash flow changes (including available cash, redemptions, exchanges, capital additions and capital withdrawals) may provide a basis to deviate from a pre-established allocation as long as it does not result in an unfair advantage to specific accounts or types of accounts over time; 2) accounts with specialized investment objectives or restrictions emphasizing investment in a specific category of securities may be given priority over other accounts in allocating such securities; and 3) for bond trades, street convention and good delivery often dictate the minimum size and par amounts and may result in small deviations from pro rata distribution.


                              DESCRIPTION OF SHARES

COMMON SHARES

         The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest of such classes and of such designations and par value (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the trustees in their sole discretion, without shareholder vote. The Fund's Declaration initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of Preferred Shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no pre-emptive or conversion rights (except as may otherwise be determined by the trustees in their sole discretion) or rights to cumulative voting in the election of trustees.


     The Fund's Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol "FMY." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

         Shares of closed-end investment companies may frequently trade at prices lower than NAV. NAV will be reduced immediately following the offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above NAV or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" below and "The Fund's Investments" in the Fund's Prospectus.

PREFERRED SHARE AUTHORIZATION

         Under the terms of the Declaration, the Board of Trustees has the authority in its sole discretion, without shareholder vote, to authorize the issuance of Preferred Shares in one or more classes or series with such rights and terms, including voting rights, dividend rates, redemption provisions, liquidation preferences and conversion provisions as determined by the Board of Trustees.

BORROWINGS

         The Declaration authorizes the Fund, without prior approval of the shareholders of Common Shares, to borrow money. In this connection, the Fund may enter into reverse repurchase agreements, issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) ("Borrowings") and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such Borrowings, the Fund may be required to maintain average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. The Fund intends to borrow primarily using reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its securities as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the securities continue to pay principal and interest which are for the benefit of the Fund. The Fund may borrow from banks and other financial institutions.

         Limitations on Borrowings. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an "asset coverage" of at least 300% (33 1/3 of Managed Assets after Borrowings). With respect to such Borrowings, "asset coverage" means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such

Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for short-term corporate debt securities or Preferred Shares issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

         Distribution Preference. The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act grants (in certain circumstances) to the lenders to the Fund certain voting rights in the event the asset coverage falls below specified levels. In the event that the Fund elects to be treated as a regulated investment company under the Code and such provisions would impair the Fund's status as a regulated investment company, the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

         The discussion above describes the Fund's Board of Trustees' present intention with respect to an offering of Borrowings. If authorized by the Board of Trustees, the terms of any Borrowings may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.


                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

         Under Massachusetts law, shareholders, in certain circumstances, could be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

         The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Specifically, the Declaration requires the affirmative vote or consent by holders of at least two-thirds of the shares outstanding and entitled to vote, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (other than a merger, consolidation, reorganization or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of business of the Fund, sales of assets in connection with the termination of the Fund as provided in the Declaration, or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (4) in certain circumstances, a termination of the Fund, (5) removal of trustees by shareholders or (6) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items (1), (2) and (3) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then Preferred Shares outstanding, with respect to (1) above, two-thirds of the preferred shares voting as a separate class shall also be required unless the action has already been approved by two-thirds of the trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Further, in the case of items (2) or (3) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the Preferred Shares within the meaning of section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two-thirds of the Preferred Shares voting as a separate class provided, however, that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the trustees.

         Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Shares outstanding and entitled to vote.

         As noted above, pursuant to the Declaration, the affirmative approval of two-thirds of the Shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a Principal Shareholder (as defined below) is a party: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment or similar plan available to all shareholders; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (i) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all shareholders of the Fund or class thereof unless the trustees specifically make such transaction subject to this voting provision, (ii) any transaction if the trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (iii) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration, a Principal Shareholder shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding shares and shall include any affiliate or associate (as such terms are defined in the Declaration) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the shareholders otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange.

         The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of a Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

         Reference should be made to the Declaration on file with the Securities and Exchange Commission for the full text of these provisions.

         The Declaration provides that the obligations of the Fund are not binding upon the trustees of the Fund individually, but only upon the assets and property of the Fund, and that the trustees shall not be liable to any person in connection with the Fund property or the affairs of the Fund or for any neglect or wrongdoing of any officer, employee or agent of the Fund or for the act or omission of any other trustee. Nothing in the Declaration, however, protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with or on behalf of the Fund.


             REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than NAV, the trustees, in consultation with the Fund's Adviser, Sub-Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time may review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce a market discount. After any consideration of potential actions to seek to reduce any significant market discount, the trustees may, subject to their fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. In addition, any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering Shareholders. Before deciding whether to take any action if the Fund's Common Shares trade below NAV, the trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its Shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the trustees may determine that, in the interest of the Fund and its Shareholders, no action should be taken.

         Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

         Although the decision to take action in response to a discount from NAV will be made by the trustees at the time they consider such issue, it is the trustees' present policy, which may be changed by the trustees, not to authorize repurchases of Common Shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the New York Stock Exchange, or (b) impair status as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The trustees may in the future modify these conditions in light of experience with respect to the Fund.

         Conversion to an open-end company would require the approval of the holders of at least two-thirds of the Fund's shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are Preferred Shares outstanding, the affirmative vote of two-thirds of the Preferred Shares voting as a separate class shall be required; provided, however, that such votes shall be by the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act, if the action in question was previously approved by the affirmative vote of two-thirds of the trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. See the Prospectus under "Closed-End Fund Structure" for a discussion of voting requirements applicable to conversion of the Fund to an open-end company. If the Fund converted to an open-end company, the Fund's Common Shares would no longer be listed on the New York Stock Exchange. Any Preferred Shares or other Borrowings would need to be redeemed or repaid upon conversion to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge or contingent deferred sales change, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The trustees may at any time propose conversion of the Fund to an open-end company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing.

         The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below NAV will result in the Fund's shares trading at a price equal to their NAV. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time may reduce any spread between market price and NAV that might otherwise exist.

         In addition, a purchase by the Fund of its Common Shares will decrease the Fund's Managed Assets which would likely have the effect of increasing the Fund's expense ratio.


                           FEDERAL INCOME TAX MATTERS

         The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Fund.

GENERAL

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion also does not address the tax consequences to shareholders that are subject to special rules, including without limitation, banks or financial institutions, insurance companies, dealers in securities, non-U.S. shareholders, tax-exempt or tax-deferred plans, accounts or entities, shareholders that are subject to the alternative minimum tax or shareholders that holds their shares as or in a hedge against currency risk, constructive sale or a conversion transaction. Unless otherwise noted, this discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. In addition, this discussion does not address state, local or foreign tax consequences. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

         The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code and to comply with applicable distribution requirements so that it will not pay U.S. federal net income tax on income and capital gains distributed to its shareholders.

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from
(i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies and (ii) net income from interests in "qualified publicly traded partnerships" (as defined in the Code); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of (I) any one issuer, (II) two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses or (III) any one or more "qualified publicly traded partnerships" (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. These distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income generally are taxable to a shareholder as ordinary income to the extent of the Fund's current and accumulated earnings and profits, whether paid in cash or reinvested in additional shares. If the Fund holds certain equity securities, certain ordinary income distributions that are designated by the Fund and received from the Fund by non-corporate shareholders may be taxed at lower tax rates applicable to net capital gains, provided certain holding period and other requirements are satisfied by both the fund and the shareholder and provided the dividends are attributable to "qualified dividend income" received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualified dividends eligible for this lower tax rate only in certain circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Fund generally does not expect to generate qualified dividend income eligible for the new lower tax rates.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's tax basis in his or her shares. To the extent that the amount of any distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

DIVIDENDS RECEIVED DEDUCTION

         A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, if the Fund holds equity securities, certain ordinary income dividends on shares that are attributable to dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction, but this amount is not expected to be significant.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced by substantially identical shares (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In this case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to the shares. The ability to otherwise deduct capital losses may be subject to other limitations under the Code.

NATURE OF THE FUND'S INVESTMENTS

         Certain of the Fund's investment practices may be subject to special and complex federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower taxed long-term capital gain into higher taxed short-term capital or ordinary income, (3) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (4) cause the Fund to recognize income or gain without a corresponding receipt of cash, (5) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (6) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions, will make the appropriate tax elections and take appropriate actions in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company (including disposing of certain investments to generate cash or borrowing cash to satisfy its distribution requirements).

INVESTMENT IN SECURITIES OF UNCERTAIN TAX CHARACTER

         The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

INVESTMENT IN CERTAIN REMIC INTERESTS


         If the Fund acquires a residual interest in a REMIC, the Fund may realize excess inclusion income. Excess inclusion income is an amount, with respect to any calendar quarter, equal to the excess, if any, of (i) the taxable income of the REMIC allocable to the holder of a residual interest in a REMIC during such calendar quarter over (ii) the sum of amounts allocated to each day in the calendar quarter equal to its ratable portion of the product of (a) the adjusted issue price of the interest at the beginning of the quarter multiplied by (b) 120% of the long term federal rate (determined on the basis of compounding at the close of each calendar quarter and properly adjusted for the length of such quarter). Excess inclusion income generated by a residual interest in a REMIC would be allocated among the holders of the Fund, generally in a manner set forth under the applicable Treasury regulations. A stockholder's share of any excess inclusion income: (i) could not be offset by net operating losses of a stockholder; (ii) would be subject to tax as unrelated business taxable income to a tax-exempt holder; (iii) would be subject to the application of the U.S. federal income tax withholding (without reduction pursuant to any otherwise applicable income tax treaty) with respect to amounts allocable to non-U.S. stockholders; and (iv) would be taxable (at the highest corporate tax rates) to the Fund, rather than the Fund's stockholders, to the extent allocable to shares held by disqualified organizations (generally, tax-exempt entities not subject to unrelated business income tax, including governmental organizations).

BACKUP WITHHOLDING

         The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions, subject to certain exceptions described below.

         Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. In the case of dividends with respect to taxable years of the Fund beginning after 2004 and prior to 2008, distributions from the Fund that are properly designated by the Fund as short-term capital gain dividends attributable to certain short-term capital gains recognized by the Fund are subject to similar rules.

         In the case of dividends with respect to taxable years of the Fund beginning after 2004 and prior to 2008, distributions from the Fund that are properly designated by the Fund as interest-related dividends attributable to certain interest received by the Fund may not be subject to U.S. federal income tax when received by certain non-U.S. shareholders, provided certain conditions are met. There can be no assurance as to what portion, if any, of the Fund's distributors will constitute interest-related dividends or short-term capital gains dividends.

         Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.


                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

         The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper, Inc., Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications or (ii) the Lehman Brothers MBS Fixed Rate Index and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial and Lipper Inc., that the Fund believes to be generally accurate.

         The Fund may, from time to time, show the standard deviation of either the Fund or the Fund's investment strategy and the standard deviation of the Fund's benchmark index. Standard deviation is a statistical measure of the historical volatility of a portfolio. Standard deviation is the measure of dispersion of historical returns around the mean rate of return.

         From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investments comparing the Fund's performance with that of other investment companies should give consideration to the quality and type of the respective investment companies' portfolio securities.

         The Fund's "average annual total return" is computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

         Average Annual Total Return will be computed as follows:

                ERV = P(1+T)/n/

         Where  P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = ending redeemable value of a hypothetical $1,000
                    payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

         The Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. The Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gains distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

         Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

         Average Annual Total Return (After Taxes on Distributions) will be computed as follows:

                  ATV/D/ = P(1+T)/n/

         Where: P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on distributions) n = number of years
           ATV/D/ = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

         Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) will be computed as follows:

                  ATV/DR/ = P(1+T)/n/

         Where: P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on distributions and redemption)
                n = number of years
          ATV/DR/ = ending value of a hypothetical $1,000 investment made at the beginning periods, at the end of the periods (or fractional portion thereof), after taxes on fund distributions and redemptions.

         Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                  Yield = 2 [( a-b/cd +1)/6/ - 1]

         Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                   d = the maximum offering price per share on the last day of the period

         Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


         The Financial Statements of the Fund as of May 17, 2005, appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Deloitte & Touche LLP audits and reports on the Fund's annual financial statements, and performs other professional accounting, auditing and advisory services when engaged to do so by the Fund. The principal business address of Deloitte & Touche LLP is 180 North Stetson, Chicago, IL 60601.



                   CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT


         PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, Pennsylvania 19153, serves as custodian for the Fund. As such, PFPC Trust Company has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 is the transfer, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts. PFPC Inc. also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant certain Fund accounting information; and providing other continuous accounting and administrative services.


                             ADDITIONAL INFORMATION

         A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Securities and Exchange Commission. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement, each statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Securities and Exchange Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholder of First Trust/FIDAC Mortgage Income Fund:


We have audited the accompanying statement of assets and liabilities of First Trust/FIDAC Mortgage Income Fund (the "Fund"), as of May 17, 2005. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of First Trust/FIDAC Mortgage Income Fund as of May 17, 2005, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Chicago, Illinois
May 18, 2005

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 17, 2005


ASSETS:

Cash                                                          $100,008
Offering costs                                                $200,000
                                                              --------
                                                              $300,008
                                                              ========

LIABILITIES:

Offering costs payable                                        $200,000
                                                              --------
Net Assets                                                    $100,008
                                                              ========


NET ASSETS - Applicable to  5,236 shares                      $100,008
                                                              ========

NET ASSET VALUE PER SHARE (net assets divided by
5,236 shares.)                                                 $19.100
                                                              ========


MAXIMUM OFFERING PRICE PER SHARE (net asset
value plus sales charge of 4.5% of offering price.)            $20.000
                                                              ========



Notes to Statement of Assets and Liabilities:

Note 1.  Organization

First Trust/FIDAC Mortgage Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the"1940 Act"). The Fund was organized on February 22, 2005 as a Massachusetts business trust pursuant to a Declaration of Trust governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund has had no operations through May 17, 2005 other than those relating to organizational matters and the sale and issuance of 5,236 common shares of beneficial interest to First Trust Portfolios L.P..

Note 2.  Significant Accounting Policies

First Trust Advisors L.P. (the "Adviser") has assumed organization costs estimated to be $50,000. The Adviser has also agreed to assume offering costs in excess of $.04 a share, if any. Offering costs will be charged to paid-in-capital in proportion to the number of shares sold during the offering period.

The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amounts and disclosures in the statement of assets and liabilities. Actual results could differ from those estimates.

The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

Note 3.  Fees and Other Transactions with Affiliated Parties

On March 7, 2005, the Fund's Board of Trustees approved an Investment Management Agreement with the Adviser. The Fund has agreed to pay an annual management fee for the services and facilities provided by the Adviser, payable on a monthly basis, equal to the annual rate of 1.00% of the Fund's average daily managed assets.



Fixed Income Discount Advisory Company (the "Sub-Adviser") receives a portfolio management fee equal to 0.50% of the Fund's average daily managed assets. The Sub-Adviser's fee is paid by the Adviser out of the Adviser's management fee.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND


                          ______________ COMMON SHARES


                       STATEMENT OF ADDITIONAL INFORMATION


                              _______________, 2005

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

         Standard & Poor's Corporation -- A brief description of the applicable Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("Standard & Poor's" or "S&P") rating symbols and their meanings (as published by S&P) follows:

         A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations:

         Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

         Nature of and provisions of the obligation; and

         Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

"AAA"

         An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA"

         An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A"

         An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Plus ("+") or minus ("-")

         The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"c"

         The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

"p"

         The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

"*"

         Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

"r"

         The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

"N.R."

         Not rated.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS

         Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "A", "A", "BBB", commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS

         Notes. A Standard & Poor's note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

        o Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

        o Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

        Note rating symbols are as follows:

"SP-1"

         Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus ("+") designation.

"SP-2"

         Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

"SP-3"

         Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

"A-1"

         A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign ("+"). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2"

         A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3"

         A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B"

         A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C"

         A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

"D"

         A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. -- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody's municipal long-term rating scale differs from Moody's general long-term rating scale.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

"Aaa"

         Issuers or issues rated "Aaa" demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

"Aa"

         Issuers or issues rated "Aa" demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

"A"

         Issuers or issues rated "A" present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Moody's appends numerical modifiers "1", "2", and "3" to each generic rating category from "Aa" through "Caa." The modifier "1" indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

SHORT-TERM DEBT RATINGS

         There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels -- "MIG 1" through "MIG 3." In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. "MIG" ratings expire at the maturity of the obligation.

"MIG 1"

         This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

"MIG 2"

         This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

"MIG 3"

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

"SG"

         This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DEMAND OBLIGATION RATINGS

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the "MIG" rating scale, the Variable Municipal Investment Grade or "VMIG" rating. When either the long- or short-term aspect of a "VRDO" is not rated, that piece is designated NR, e.g., "Aaa/NR" or "NR/VMIG 1." "VMIG" rating expirations are a function of each issue's specific structural or credit features.

"VMIG 1"

         This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG 2"

         This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG 3"

         This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"SG"

         This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

COMMERCIAL PAPER

         Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

"P-1"

         Issuers (or supporting institutions) rated "Prime-1" have a superior ability to repay short-term debt obligations.

"P-2"

         Issuers (or supporting institutions) rated "Prime-2" have a strong ability to repay short-term debt obligations.

"P-3"

         Issuers (or supporting institutions) rated "Prime-3" have an acceptable ability to repay short-term obligations.

"NP"

         Issuers (or supporting institutions) rated "Not Prime" do not fall within any of the Prime rating categories.

         Note: Canadian issuers rated "P-1" or "P-2" have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

         Fitch Ratings -- A brief description of the applicable Fitch Ratings Inc. ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

LONG-TERM CREDIT RATINGS

         International Long-Term Credit Ratings are more commonly referred to as simply "Long-Term Ratings." The following scale applies to foreign currency and local currency ratings.

         International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

"AAA"

         Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA"

         Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A"

         High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM CREDIT RATINGS

         International Short-Term Credit Ratings are more commonly referred to as simply "Short-Term Ratings." The following scale applies to foreign currency and local currency ratings.

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

"F1"

         Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2"

         Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3"

         Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B"

         Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C"

         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D"

         Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1."

         "NR" indicates that Fitch does not rate the issuer or issue in question.

         "Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Moody's may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-effective Amendment to the Registration Statement.

2. Exhibits:

a. Declaration of Trust dated February 22, 2005. Filed on March 11, 2005 as Exhibit a. to Registrant's Registration Statement on Form N-2 (File No. 333-123262) and incorporated herein by reference.

b. By-Laws of Fund. Filed on March 11, 2005 as Exhibit b. to Registrant's Registration Statement on Form N-2 (File No. 333-123262) and incorporated herein by reference.

c.    None.

d.    Form of Share Certificate.

e.    Terms and Conditions of the Dividend Reinvestment Plan.

f.    None.

g.1 Form of Investment Management Agreement between Registrant and First Trust Advisors L.P.

g.2 Form of Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Fixed Income Discount Advisory Company.

h.1   Form of Purchase Agreement.

i.    None.

j.    Form of Custodian Services Agreement between Registrant and PFPC Trust
      Company.

k.1   Form of Transfer Agency Services Agreement between Registrant and PFPC
      Inc.

k.2   Form of Administration and Accounting Services Agreement.

l.1   Opinion and consent of Chapman and Cutler LLP.

l.2   Opinion and consent of Bingham McCutchen LLP.

m.    None.

n.    Consent of Independent Registered Public Accounting Firm.

o.    None.

p.    Subscription Agreement between Registrant and First Trust Advisors L.P.

q.    None.

r.1   Code of Ethics of Registrant.

r.2   Code of Ethics of First Trust Portfolios L.P.

r.3   Code of Ethics of First Trust Advisors L.P.

r.4   Code of Ethics of Fixed Income Discount Advisory Company.

s. Powers of Attorney. Filed on March 11, 2005 as Exhibit s. to Registrant's Registration Statement on Form N-2 (File No. 333-123262) and incorporated herein by reference.



Item 25: Marketing Arrangements

         Reference is made to the Form of Purchase Agreement among the Registrant, First Trust Advisors L.P., Fixed Income Discount Advisory Company and the Underwriters for the Registrant's common shares of beneficial interest as filed herewith as exhibit h.1.

Item 26: Other Expenses of Issuance and Distribution

------------------------------------------------------------ -----------------
Securities and Exchange Commission Fees                      $ 13,397
------------------------------------------------------------ -----------------
National Association of Securities Dealers, Inc. Fees        $ 36,500
------------------------------------------------------------ -----------------
Printing and Engraving Expenses                              $200,000
------------------------------------------------------------ -----------------
Legal Fees                                                   $200,000
------------------------------------------------------------ -----------------
Listing Fees                                                 $ 20,000
------------------------------------------------------------ -----------------
Accounting Expenses                                          $ 10,500
------------------------------------------------------------ -----------------
Blue Sky Filing Fees and Expenses                            $      0
------------------------------------------------------------ -----------------
Miscellaneous Expenses                                       $ 75,983
------------------------------------------------------------ -----------------
Total                                                        $556,380
------------------------------------------------------------ -----------------


Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At May 25, 2005

--------------------------------------------- ---------------------------------
Title of Class                                Number of Record Holders
--------------------------------------------- ---------------------------------
Common Shares, $0.01 par value                1
--------------------------------------------- ---------------------------------

Item 29: Indemnification

Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or

         (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

Section 6 of the Purchase Agreement provides as follows:

         Section 6  Indemnification.

  o Indemnification of Underwriters. The Fund and the Advisers, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, as follows:


                  (1) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, arising out of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading or arising out of any untrue statement or alleged untrue statement of a material fact included in any preliminary prospectus or the Prospectus (or any amendment or supplement thereto), or the omission or alleged omission therefrom of a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading;


                  (2) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, to the extent of the aggregate amount paid in settlement of any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or of any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission; provided that (subject to Section 6(e) below) any such settlement is effected with the written consent of the Fund and each Adviser; and


                  (3) against any and all expense whatsoever, as incurred (including the fees and disbursements of counsel chosen by Merrill Lynch), reasonably incurred in investigating, preparing or defending against any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission, to the extent that any such expense is not paid under (i) or (ii) above;


provided, however, that this indemnity agreement shall not apply to any loss, liability, claim, damage or expense to the extent arising out of any untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with written information furnished to the Fund or an Adviser by any Underwriter through Merrill Lynch expressly for use in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or any preliminary prospectus or the Prospectus (or any amendment or supplement thereto); provided, further, that the indemnity agreement contained in this Section 6(a) shall not inure to the benefit of any Underwriter (or to the benefit of any person controlling such Underwriter) from whom the person asserting any such loss, liability, claim, damage and expense purchased the Securities which are the subject thereof if the Prospectus corrected any such alleged untrue statement or omission and if such Prospectus was delivered to such Underwriter in a timely manner and if such Underwriter failed to send or give a copy of the Prospectus to such person at or prior to the written confirmation of the sale of such Securities to such person.

  o Indemnification of the Fund, Advisers, Trustees, Directors and Officers. Each Underwriter severally agrees to indemnify and hold harmless the Fund and the Advisers, their respective trustees and directors, each of the

      Fund's officers who signed the Registration Statement, and each person, if any, who controls the Fund or an Adviser within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in subsection (a) of this Section, as incurred, but only with respect to untrue statements or omissions, or alleged untrue statements or omissions, made in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or any preliminary prospectus or the Prospectus (or any amendment or supplement thereto) in reliance upon and in conformity with written information furnished to the Fund or the Advisers by such Underwriter through Merrill Lynch expressly for use in the Registration Statement (or any amendment thereto) or such preliminary prospectus or the Prospectus (or any amendment or supplement thereto).

  o Indemnification for Marketing Materials. In addition to the foregoing indemnification, the Fund and the Advisers also, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in Section 6(a), as limited by the proviso set forth therein, with respect to any sales material.

  o Actions against Parties; Notification. Each indemnified party shall give notice as promptly as reasonably practicable to each indemnifying party of any action commenced against it in respect of which indemnity may be sought hereunder, but failure to so notify an indemnifying party shall not relieve such indemnifying party from any liability hereunder to the extent it is not materially prejudiced as a result thereof and in any event shall not relieve it from any liability which it may have otherwise than on account of this indemnity agreement. In the case of parties indemnified pursuant to Section 6(a) above, counsel to the indemnified parties shall be selected by Merrill Lynch, and, in the case of parties indemnified pursuant to Section 6(b) above, counsel to the indemnified parties shall be selected by the Fund or an Adviser, as applicable. In each case such counsel shall be reasonably satisfactory to the indemnified party, and the indemnifying party shall have the right to assume the defense of such action. An indemnified party may participate at its own expense in the defense of any such action; provided, however, that counsel to the indemnifying party shall not (except with the consent of the indemnified party) also be counsel to the indemnified party. In no event shall the indemnifying party be liable for fees and expenses of more than one counsel (in addition to any local counsel) separate from its own counsel for all indemnified parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances. No indemnifying party shall, without the prior written consent of the indemnified parties, settle or compromise or consent to the entry of any judgment with respect to any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever in respect of which indemnification or contribution could be sought under this Section 6 or Section 7 hereof (whether or not the indemnified parties are actual or potential parties thereto), unless such settlement, compromise or consent
      (i) includes an unconditional release of each indemnified party from all liability arising out of such litigation, investigation, proceeding or claim and (ii) does not include a statement as to or an admission of fault, culpability or a failure to act by or on behalf of any indemnified party.

  o Settlement without Consent if Failure to Reimburse. If at any time an indemnified party shall have requested an indemnifying party to reimburse the indemnified party for reasonable fees and expenses of counsel, such indemnifying party agrees that it shall be liable for any settlement of the nature contemplated by Section 6(a)(ii) effected without its written consent if (i) such settlement is entered into more than 60 days after receipt by such indemnifying party of the aforesaid request, (ii) such indemnifying party shall have received notice of the terms of such settlement at least 30 days prior to such settlement being entered into and (iii) such indemnifying party shall not have reimbursed such indemnified party in accordance with such request prior to the date of such settlement.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

a) First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the fund and the First Defined Portfolio Fund, LLC and also serves as subadviser to 29 mutual funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L. P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

Other Business, Profession, Vocation or Employment During Past Two Years

Name and Position with First Trust Advisors L.P.             Employment During Past Two Years
------------------------------------------------------------ ---------------------------------------------------------
James A. Bowen, Managing Director/President                  Managing Director/President, First Trust Portfolios;
                                                             Chairman of the Board of Directors, Bond Wave LLC and
                                                             Stonebridge Advisors LLC
------------------------------------------------------------ ---------------------------------------------------------
Ronald Dean McAlister, Managing Director                     Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director,
Director                                                     First Trust Portfolios; Chief Financial Officer,
                                                             Bond Wave LLC and Stonebridge Advisors LLC
------------------------------------------------------------ ---------------------------------------------------------
Robert W. Bredemeier, Managing Director                      Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Robert Franklin Carey, Chief Investment Officer and Senior   Senior Vice President, First Trust Portfolios
Vice President
------------------------------------------------------------ ---------------------------------------------------------
William Scott Jardine, General Counsel                       General Counsel, First Trust Portfolios; Secretary
                                                             of Bond Wave LLC and Stonebridge Advisors LLC
------------------------------------------------------------ ---------------------------------------------------------
Kristi A. Maher, Assistant General Counsel                   Assistant General Counsel, First Trust Portfolios;
                                                             Associate (1995 to March 2004), Chapman and Cutler LLP
------------------------------------------------------------ ---------------------------------------------------------
Scott Hall, Managing Director                                Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Andy Roggensack, Managing Director                           Managing Director, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Jon Carl Erickson, Senior Vice President                     Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Jason Henry, Senior Vice President                           Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
David McGarel, Senior Vice President                         Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Bob Porcellino, Senior Vice President                        Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Mark Sullivan, Senior Vice President                         Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Al Davis, Vice President                                     Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
James P. Koeneman, Vice President                            Vice President, First Trust Portfolios since December
                                                             2003; President, Burr Oak Advisors, Inc., June 2000 to
                                                             December 2003
------------------------------------------------------------ ---------------------------------------------------------
Daniel J. Lindquist, Vice President                          Vice President, First Trust Portfolios since April 2004;
                                                             Chief Operating Officer, Mina Capital Management, LLC,
                                                             January 2004 to April 2004; Chief Operating Officer,
                                                             Samaritan Asset Management Services, Inc.
------------------------------------------------------------ ---------------------------------------------------------
Mitch Mohr, Vice President                                   Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
David Pinsen, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Jonathan Steiner, Vice President                             Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Walter E. Stubbings, Jr., Vice President                     Vice President, First Trust Portfolios since July 2004;
                                                             Assistant Vice President, Kansas City Life Insurance
                                                             Company, May 1999 to July 2004
------------------------------------------------------------ ---------------------------------------------------------
Rick Swiatek, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Douglas Tichenor, Vice President                             Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Roger Testin, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------
Kitty Collins, Assistant Vice President                      Assistant Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------

Page 9


Name and Position with First Trust Advisors L.P.             Employment During Past Two Years
------------------------------------------------------------ ---------------------------------------------------------
Charles Bradley, Assistant Vice President                    Assistant Vice President, First Trust Portfolios
------------------------------------------------------------ ---------------------------------------------------------

b) Sub-Advisers. Fixed Income Discount Advisory Company serves as an investment sub-adviser of the Fund. Reference is made to: (i) the information set forth under "Management of the Fund" in the Prospectus and "Sub-Adviser" in the Statement of Additional Information; and (ii) the Form ADV of Fixed Income Discount Advisory Company (File No. 801-46034) filed with the Commission, all of which are incorporated herein by reference.

Item 31: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

Page 10


6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 25th day of May, 2005.
                                      FIRST TRUST/FIDAC MORTGAGE INCOME FUND

                                      By: /s/ James A. Bowen
                                          -----------------------------------
                                          James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

----------------------- ------------------------------ ------------------------
Signature               Title                          Date
----------------------- ------------------------------ ------------------------
/s/ James A. Bowen      President, Chairman of the     May 25, 2005
---------------------   Board and Trustee (Principal
James A. Bowen          Executive Officer)
----------------------- ------------------------------ ------------------------
/s/ Mark R. Bradley     Chief Financial Officer and    May 25, 2005
---------------------   Treasurer (Principal Financial
Mark R. Bradley         and Accounting Officer)
----------------------- ------------------------------ ------------------------
Richard E. Erickson*    Trustee                      )
----------------------- -----------------------------  By: /s/ W. Scott Jardine
Thomas R. Kadlec*       Trustee                      )     --------------------
----------------------- -----------------------------      W. Scott Jardine
Niel B. Nielson*        Trustee                      )     Attorney-In-Fact
----------------------- -----------------------------      May 25, 2005
David M. Oster*         Trustee                      )
----------------------- ------------------------------ ------------------------

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Pre-Effective Amendment No. 2 is filed, were previously executed and were filed as an exhibit on March 11, 2005 to Registrant's Registration Statement.

                                INDEX TO EXHIBITS



d.    Form of Share Certificate.

e.    Terms and Conditions of the Dividend Reinvestment Plan.

g.1 Form of Investment Management Agreement between Registrant and First Trust Advisors L.P.

g.2 Form of Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Fixed Income Discount Advisory Company.

h.1   Form of Purchase Agreement.

j.    Form of Custodian Services Agreement between Registrant and PFPC Trust
      Company.

k.1   Form of Transfer Agency Services Agreement between Registrant and PFPC
      Inc.

k.2   Form of Administration and Accounting Services Agreement.

l.1   Opinion and consent of Chapman and Cutler LLP.

l.2   Opinion and consent of Bingham McCutchen LLP.

n.    Consent of Independent Registered Public Accounting Firm.

p.    Subscription Agreement between Registrant and First Trust Advisors L.P.

r.1   Code of Ethics of Registrant.

r.2   Code of Ethics of First Trust Portfolios L.P.

r.3   Code of Ethics of First Trust Advisors L.P.

r.4   Code of Ethics of Fixed Income Discount Advisory Company.